UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2013
(unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.9%
	Shares	Value
ARGENTINA — 0.2%
Arcos Dorados Holdings, Cl A	41,445	$569,454
MercadoLibre	6,017	531,903
Ternium ADR	10,555	249,415

		1,350,772

AUSTRALIA — 1.2%
AGL Energy	5,526	88,742
Amcor	21,018	184,107
Aristocrat Leisure	60,200	232,900
Aurizon Holdings	102,164	422,949
Aurora Oil & Gas *	55,316	218,043
Australia & New Zealand Banking Group	3,574	99,063
BHP Billiton	12,914	504,731
Coca-Cola Amatil	26,734	385,833
Crown	20,790	251,268
CSL	10,285	589,240
GPT Group	20,400	80,625
Harvey Norman Holdings	41,878	85,594
Lend Lease Group	45,700	493,714
Metcash	32,464	128,981
Mineral Resources	54,396	584,824
Newcrest Mining	3,364	82,086
Orica	17,055	455,827
Origin Energy	11,880	155,970
Ramsay Health Care	4,029	124,110
Rio Tinto	4,575	316,590
Shopping Centres Australasia Property Group *	3,054	5,191
Suncorp Group	9,986	110,382
Tatts Group	73,175	248,760
Telstra	176,893	848,532
Wesfarmers	5,260	206,240
Westpac Banking	3,676	107,486
Woolworths	17,731	577,622

		7,589,410

AUSTRIA — 0.3%
OMV	17,000	700,783
Raiffeisen Bank International	23,303	1,045,881

		1,746,664

BELGIUM — 0.6%
Ageas	3,554	117,286
Anheuser-Busch InBev	20,651	1,791,740
Belgacom	10,313	314,785
Colruyt	4,167	202,016
Delhaize Group	4,259	201,908
Groupe Bruxelles Lambert	3,275	273,476

COMMON STOCK — continued
	Shares	Value
BELGIUM (continued)
Mobistar	3,793	$104,238
Solvay	2,184	343,395
Telenet Group Holding	1,606	75,995
UCB	6,560	378,686
Umicore	1,919	99,925

		3,903,450

BRAZIL — 2.4%
Anhanguera Educacional Participacoes	31,085	604,888
Arezzo Industria e Comercio	12,045	226,825
Arteris	9,800	101,920
Banco Bradesco ADR	27,700	509,126
Banco do Brasil	20,400	249,961
BR Malls Participacoes	65,071	842,408
BR Properties	6,800	88,272
Brazil Pharma	60,626	447,537
BRF - Brasil Foods	38,200	839,063
CCR	43,400	447,872
Cia de Bebidas das Americas ADR	57,631	2,712,115
Cia de Saneamento Basico do Estado de Sao Paulo	6,500	292,791
Cia Energetica de Sao Paulo	17,400	172,659
Cielo	12,500	353,529
Cosan, Cl A	12,786	251,501
Cosan Industria e Comercio	15,000	354,031
CPFL Energia ADR	9,500	196,745
Cyrela Brazil Realty Empreendimentos e Participacoes	40,300	355,169
Duratex	10,400	72,281
EcoRodovias Infraestrutura e Logistica	18,500	163,693
Estacio Participacoes	4,966	109,976
Even Construtora e Incorporadora	33,571	164,707
Itau Unibanco Holding ADR	24,396	420,343
Kroton Educacional *	12,929	317,487
Lojas Renner	5,100	204,143
Marfrig Alimentos *	31,800	163,683
Mills Estruturas e Servicos de Engenharia *	12,400	208,602
PDG Realty Empreendimentos e Participacoes	306,100	485,739
Petroleo Brasileiro ADR	23,237	424,772
Qualicorp *	30,903	319,683
Randon Participacoes	20,469	120,778
Telefonica Brasil ADR	67,827	1,707,884
Totvs	7,600	165,522

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
BRAZIL (continued)
Ultrapar Participacoes	4,300	$103,799
Vale ADR, Cl B	43,400	875,378
Whirlpool	5,600	9,139

		15,084,021

CANADA — 2.5%
Agnico-Eagle Mines	2,200	100,648
Agrium	1,000	113,445
Bank of Montreal	1,400	88,416
Bank of Nova Scotia	1,600	94,085
Bankers Petroleum *	374,900	1,153,943
Barrick Gold	8,400	267,479
BCE	3,300	146,604
Brookfield Asset Management, Cl A	2,700	99,646
Cameco	20,400	439,620
Canadian Imperial Bank of Commerce	3,500	291,959
Canadian Tire, Cl A	6,900	480,247
Celestica *	36,000	281,171
Cenovus Energy	42,900	1,425,996
Cineplex	9,433	302,643
Eldorado Gold	7,100	79,371
Enbridge	3,400	149,479
Fairfax Financial Holdings	200	71,787
Goldcorp	45,409	1,599,377
IAMGOLD	7,600	62,406
Intact Financial	1,200	78,997
Kinross Gold	10,400	85,294
Lululemon Athletica *	27,049	1,866,381
Manulife Financial	10,800	155,926
Open Text *	3,483	203,169
Pacific Rubiales Energy	8,987	209,673
Pan American Silver	5,600	97,806
Points International *	18,200	216,944
Potash Corp of Saskatchewan	3,300	140,185
Primaris Retail Real Estate Investment Trust	7,377	198,219
Research In Motion *	11,200	145,081
Rogers Communications, Cl B	2,300	106,883
Royal Bank of Canada	1,600	99,651
Shaw Communications, Cl B	10,300	241,029
Sun Life Financial	4,300	125,456
Thomson Reuters	3,000	91,889
Toronto-Dominion Bank	1,100	91,858
TransAlta	10,000	160,818
TransCanada	39,606	1,874,673
Trinidad Drilling	42,800	308,963

COMMON STOCK — continued
	Shares	Value
CANADA (continued)
Valeant Pharmaceuticals International	28,100	$1,863,592

		15,610,809

CHILE — 0.4%
Banco de Chile	501,040	83,347
Banco Santander ADR	4,935	149,037
CAP	4,350	160,801
Corpbanca	12,254,200	176,286
Empresa Nacional de Electricidad	203,720	352,886
Enersis	628,720	250,434
ENTEL Chile	9,600	208,051
Latam Airlines Group	12,740	314,918
SACI Falabella	48,801	567,171
Sociedad Quimica y Minera de Chile ADR	4,900	278,516

		2,541,447

CHINA — 1.6%
Agricultural Bank of China, Cl H	510,000	277,510
Bank of China, Cl H	1,511,000	744,258
Bank of Communications, Cl H	596,000	505,671
Beijing Capital Land, Cl H	206,000	95,624
China Citic Bank, Cl H	267,000	182,122
China Communications Services, Cl H	722,000	439,415
China Construction Bank, Cl H	575,000	496,009
China King-Highway Holdings	43,702	105,550
China Life Insurance, Cl H	172,914	579,695
China Medical System Holdings	137,000	117,649
China Merchants Holdings International	178,803	634,021
China Mobile	61,500	676,029
China Oilfield Services, Cl H	72,000	155,969
China Petroleum & Chemical, Cl H	330,000	400,405
China Railway
Construction, Cl H	101,000	109,134
China Shenhua Energy, Cl H	44,000	189,210
China Shineway Pharmaceutical Group	178,000	325,456
China Telecom, Cl H	506,000	275,334
China Unicom Hong Kong	108,000	173,515
CNOOC	160,000	330,505
ENN Energy Holdings	40,000	191,608
Hengan International Group	14,500	145,460
Industrial & Commercial Bank of China, Cl H	1,421,000	1,070,047
PetroChina, Cl H	314,000	447,797
Sunac China Holdings	114,683	93,309

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
Tencent Holdings	28,600	$1,000,856
Tingyi Cayman Islands Holding	52,000	146,169
Want Want China Holdings	181,000	240,387

Xinyuan Real Estate ADR	9,137	34,446

		10,183,160

COLOMBIA — 0.0%
Almacenes Exito	4,078	76,258

CZECH REPUBLIC — 0.1%
CEZ	11,400	369,201

DENMARK — 0.5%
AP Moeller - Maersk, Cl B	39	311,449
Carlsberg, Cl B	1,045	111,828
Chr Hansen Holding	6,110	216,280
Coloplast, Cl B	8,940	471,836
Danske Bank *	11,622	222,934
Novo Nordisk, Cl B	5,387	991,184
Novozymes, Cl B	2,620	86,019
TDC	22,367	171,171
Tryg	9,157	720,768

		3,303,469

FINLAND — 0.4%
Elisa	12,665	301,281
Fortum	15,044	282,092
Kone, Cl B	5,634	464,725
Konecranes	2,838	95,372
Nokian Renkaat	2,398	103,182
Pohjola Bank, Cl A	14,435	247,153
Sampo, Cl A	17,526	629,422
Stora Enso, Cl R	14,793	105,551
UPM-Kymmene	8,263	100,919
Wartsila Abp	2,525	120,166

		2,449,863

FRANCE — 1.7%
Air Liquide	1,912	244,397
Alcatel-Lucent *	65,433	109,545
AtoS	1,614	118,077
AXA	23,300	431,522
Bureau Veritas	1,865	223,373
Carrefour	5,089	144,968
Christian Dior	923	161,292
Cie Generale de Geophysique - Veritas ADR	8,000	232,240
Cie Generale des Etablissements Michelin	1,028	95,655

COMMON STOCK — continued
	Shares	Value
FRANCE (continued)
Cie Generale d’Optique Essilor International	2,253	$229,708
Danone	4,022	278,731
Dassault Systemes	3,549	394,564
Electricite de France	7,949	152,668
European Aeronautic Defence and Space	6,293	295,685
Eutelsat Communications	13,802	474,316
France Telecom	13,295	150,949
Hermes International	3,979	1,293,665
Ingenico	4,921	310,198
L’Oreal	1,686	250,442
LVMH Moet Hennessy Louis Vuitton	9,238	1,741,635
Natixis	22,942	90,990
PPR	7,260	1,561,439
Publicis Groupe	1,871	122,588
Safran	9,514	436,823
Sanofi	1,160	113,182
Societe BIC	803	108,115
Sodexo	4,174	371,670
Total	1,783	96,668
Vivendi	32,903	705,425

		10,940,530

GERMANY — 2.5%
Aareal Bank *	8,552	203,904
Adidas	1,723	160,137
Allianz	4,953	708,494
BASF	10,180	1,031,974
Bayer	8,971	885,297
Bayerische Motoren Werke	14,108	1,420,397
Daimler	52,200	3,038,840
Deutsche Telekom	7,987	98,188
Deutsche Wohnen	11,114	213,983
Freenet	33,813	728,378
Fresenius & KGaA	5,928	721,592
Fresenius Medical Care & KGaA	7,452	525,441
Gerry Weber International	5,947	289,239
GSW Immobilien	5,315	226,820
Hochtief	1,701	110,930
Kabel Deutschland Holding	30,754	2,493,759
Krones	2,276	141,367
Metro	12,800	395,128
MTU Aero Engines Holding	2,217	211,348
Muenchener Rueckversicherungs	610	112,104
Rheinmetall	7,900	420,588
SAP	6,228	510,255

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
GERMANY (continued)
Siemens	2,560	$280,996
ThyssenKrupp	4,810	116,839
Wacker Chemie	1,221	86,939
Wincor Nixdorf	4,908	256,366
Wirecard	4,236	96,454

		15,485,757

GREECE — 0.1%
Aegean Marine Petroleum Network	25,100	169,676
Coca Cola Hellenic Bottling	8,475	220,364
Safe Bulkers	11,800	47,436

		437,476

HONG KONG — 2.0%
AIA Group	570,911	2,271,012
Bank of East Asia	24,000	98,718
Belle International Holdings	37,000	82,250
BOC Hong Kong Holdings	54,000	186,258
Brilliance China Automotive Holdings *	156,000	209,599
Cathay Pacific Airways	74,000	143,699
Cheung Kong Holdings	9,000	147,613
China Overseas Land & Investment	46,000	142,649
CIMC Enric Holdings	243,085	246,677
CLP Holdings	31,000	263,617
Galaxy Entertainment Group *	232,161	1,046,242
Geely Automobile Holdings	921,641	481,296
Giordano International	216,000	219,470
Haier Electronics Group *	546,336	910,161
Hanergy Solar Group *	4,930,000	251,096
Hang Lung Group	13,000	78,868
Hang Lung Properties	23,000	86,746
Hang Seng Bank	24,800	406,117
Hong Kong & China Gas	208,000	590,041
Hopewell Holdings	31,000	127,911
Hysan Development	19,000	95,669
Kunlun Energy	102,000	212,012
Lenovo Group	160,000	166,490
Link REIT	90,500	470,272
MTR	53,500	220,749
NagaCorp	533,064	419,968
Power Assets Holdings	53,000	459,241
Shangri-La Asia	42,000	99,430
Sun Hung Kai Properties	8,000	131,315
Techtronic Industries	205,183	415,371
Television Broadcasts	47,300	348,861
Tianneng Power International	520,000	366,093

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
Wharf Holdings	13,000	$114,823
Wynn Macau *	471,200	1,321,480
Yue Yuen Industrial Holdings	26,000	87,165

		12,918,979

HUNGARY — 0.0%
EGIS Pharmaceuticals	1,801	154,778

INDIA — 0.7%
Axis Bank GDR	16,835	476,390
HDFC Bank ADR	5,175	208,139
ICICI Bank ADR	20,708	948,426
Infosys ADR	12,920	681,142
Mahindra & Mahindra GDR	26,330	440,196
Reliance Industries GDR (A)	17,070	571,504
Tata Motors ADR	15,024	415,113
Wipro ADR	59,668	565,056

		4,305,966

INDONESIA — 0.8%
Agung Podomoro Land	756,500	31,845
Alam Sutera Realty	2,506,500	198,152
Bank Central Asia	518,500	513,709
Bank Mandiri Persero	325,500	302,441
Bank Rakyat Indonesia Persero	203,000	165,693
Bumi Serpong Damai	1,090,500	156,745
Gudang Garam	30,000	159,702
Indofood Sukses Makmur	244,500	151,871
Jasa Marga Persero	126,000	71,150
MNC Sky Vision *	398,000	82,746
Semen Gresik Persero	58,000	93,789
Telekomunikasi Indonesia Persero	953,000	949,086
Telekomunikasi Indonesia Persero ADR	230	9,120
Tower Bersama Infrastructure *	206,081	124,834
Unilever Indonesia	130,000	294,302
United Tractors	792,960	1,607,901

		4,913,086

IRELAND — 0.7%
Accenture PLC, Cl A	23,837	1,713,642
CRH PLC	15,871	342,853
Eaton	23,771	1,353,758
Elan PLC	16,244	170,360
Kentz	14,030	93,367
Kerry Group, Cl A	8,277	434,366
Prothena	396	2,380
Shire PLC	7,351	246,347

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
IRELAND (continued)
Trinity Biotech PLC ADR	17,200	$277,436

		4,634,509

ISRAEL — 0.5%
Bank Hapoalim	95,441	401,681
Bank Leumi Le-Israel *	124,056	413,408
Delek Group	540	132,925
Elbit Systems	4,350	167,010
Israel	170	116,053
Israel Chemicals	7,479	99,088
Mellanox Technologies	4,689	238,938
Mizrahi Tefahot Bank *	11,110	117,570
NICE Systems	4,160	152,537
Stratasys	15,320	1,202,314
Teva Pharmaceutical Industries ADR	7,500	284,925

		3,326,449

ITALY — 0.9%
Assicurazioni Generali	6,916	132,500
Atlantia	4,568	84,539
Eni	36,235	909,700
Exor	3,879	114,765
Fiat Industrial	139,000	1,790,133
Intesa Sanpaolo	66,399	135,414
Luxottica Group	8,294	381,653
Mediobanca	21,555	158,482
Pirelli & C	16,341	200,466
Prysmian	3,775	80,780
Saipem	8,805	249,867
Salvatore Ferragamo Italia	11,720	299,648
Snam	69,564	351,745
Telecom Italia	90,525	89,973
Terna Rete Elettrica Nazionale	74,168	312,587
Yoox *	10,734	205,064

		5,497,316

JAPAN — 4.1%
Aeon Credit Service	10,500	217,475
All Nippon Airways	42,000	82,213
Anritsu	27,718	354,337
Astellas Pharma	3,600	183,258
Bank of Kyoto	9,000	74,504
Benesse Holdings	4,000	174,531
Calbee	3,900	320,717
Canon	74,200	2,730,417
Central Japan
Railway	2,800	244,956
Chugai Pharmaceutical	11,200	230,381
Daiwa Securities Group	377,000	2,189,152
Disco	1,593	87,624

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
East Japan Railway	1,300	$87,856
FamilyMart	3,500	140,850
Fuji Seal International	18,500	401,176
FUJIFILM Holdings	15,000	298,868
Hamamatsu Photonics	5,500	210,208
Hirose Electric	800	95,095
Hiroshima Bank	22,000	93,586
Hisamitsu Pharmaceutical	1,700	91,000
Hitachi High-Technologies	3,500	69,621
Honda Motor	2,700	103,488
Hoya	3,700	71,415
Hulic	44,300	280,493
Isetan Mitsukoshi Holdings	11,200	110,598
ITOCHU	13,300	150,387
Joyo Bank	19,000	89,136
Jupiter Telecommunications	173	207,157
Kakaku.com	8,066	301,665
Kansai Paint	8,000	88,971
KDDI	7,000	520,531
Keikyu	19,000	161,233
Keyence	300	83,230
Kyocera	1,800	162,786
Kyowa Hakko Kirin	7,000	66,138
Lawson	6,300	456,766
M3	161	262,509
Marubeni	12,000	88,053
Miraca Holdings	9,200	383,816
MISUMI Group	7,804	205,074
Mitsubishi Tanabe Pharma	6,000	80,507
Mitsubishi UFJ Financial Group	16,100	91,728
Mitsui	5,400	81,551
Mizuho Financial Group	333,300	667,001
MonotaRO	6,588	242,426
Murata Manufacturing	23,910	1,472,069
Nabtesco	10,400	216,314
Nichii Gakkan	36,700	315,850
Nippon Telegraph & Telephone	9,000	376,948
Nippon Television Holdings	25,300	359,947
Nissin Foods Holdings	2,200	83,602
NTT DOCOMO	341	517,961
Odakyu Electric Railway	27,000	270,458
Ono Pharmaceutical	1,300	68,451
Oriental Land	2,600	345,738
Osaka Gas	101,000	378,840
Rakuten	152,300	1,390,677
Resona Holdings	18,700	83,229
Sanrio	5,200	207,841

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Santen Pharmaceutical	2,000	$82,345
Secom	6,900	344,076
Seven Bank	75,800	183,190
Shimadzu	10,000	66,926
Shimamura	1,900	186,582
Ship Healthcare Holdings	6,800	194,753
Sugi Holdings	5,577	191,501
Sumitomo	50,700	655,338
Sumitomo Mitsui Financial Group	2,600	104,347
Suzuken	2,400	73,539
Takeda Pharmaceutical	11,500	591,066
Tokyo Gas	110,000	518,453
Tokyo Tatemono	43,000	201,258
Toyota Motor	40,300	1,923,665
Trend Micro	2,800	81,785
Tsuruha Holdings	6,700	561,233
Unicharm	1,700	90,163
Wacom	64	208,632
West Japan Railway	2,000	78,955
Yahoo Japan	576	226,444

		25,986,660

LUXEMBOURG — 0.1%
ArcelorMittal	6,524	111,747
Samsonite International	94,687	206,335

		318,082

MACAO — 0.3%
Sands China	346,922	1,749,059

MALAYSIA — 0.6%
AMMB Holdings	116,400	238,270
Axiata Group	122,700	248,796
Cahya Mata Sarawak	25,300	24,591
CIMB Group Holdings	134,100	311,188
DiGi.Com	171,100	270,941
Faber Group	46,500	21,402
Genting Malaysia	132,900	156,982
Hong Leong Bank	37,700	172,786
IOI	145,200	232,264
Malayan Banking	114,700	327,820
Petronas Chemicals Group	96,000	183,843
Public Bank	64,600	322,688
Scientex	17,300	16,815
Sime Darby	126,500	378,645
Syarikat Takaful Malaysia	12,100	21,225
Tenaga Nasional	151,900	342,227

COMMON STOCK — continued
	Shares	Value
MALAYSIA (continued)
UMW Holdings	115,800	$452,466

		3,722,949

MEXICO — 1.1%
Alfa, Cl A	348,700	840,856
America Movil ADR, Ser L	26,942	677,861
Arca Continental	38,400	292,834
Bio Pappel *	71,899	93,531
Bolsa Mexicana de Valores	45,819	115,857
Cemex ADR *	30,072	326,281
Compartamos	114,200	177,391
El Puerto de Liverpool	21,669	240,301
Fibra Uno Administracion REIT .	269,139	841,628
Fomento Economico Mexicano ADR	3,749	404,480
Genomma Lab Internacional, Cl B *	135,860	310,303
Grupo Aeroportuario del Pacifico, Cl B	100,200	624,940
Grupo Financiero Banorte, Cl O	119,963	825,662
Grupo Financiero Santander Mexico, Cl B	37,300	115,879
Grupo Mexico	102,500	381,313
Grupo Modelo	23,800	203,097
Grupo Simec ADR *	1,346	19,948
Grupo Televisa ADR	6,900	193,269
Kimberly-Clark de Mexico, Cl A	132,193	372,522
Vitro *	300	472
Wal-Mart de Mexico	52,300	169,224

		7,227,649

NETHERLANDS — 1.8%
Aegon	71,000	475,075
ASML Holding	3,927	294,862
Core Laboratories	2,820	359,945
Corio	1,691	82,117
Heineken	5,582	392,526
Heineken Holding	1,866	110,277
InterXion Holding *	75,900	1,744,941
Koninklijke Ahold	17,675	259,669
Koninklijke Boskalis Westminster	2,556	117,061
Koninklijke DSM	5,876	360,264
Koninklijke KPN	22,031	124,021
Koninklijke Philips Electronics	4,441	138,749
Koninklijke Vopak	1,311	89,519
NXP Semiconductor	83,260	2,496,968
Reed Elsevier	16,403	254,902
Royal Dutch Shell, Cl A	56,714	2,015,734
Royal Dutch Shell, Cl B	12,800	465,698

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
NETHERLANDS (continued)
TNT Express	7,110	$54,631
Unilever	28,931	1,170,612
Wolters Kluwer	5,236	106,143

		11,113,714

NEW ZEALAND — 0.1%
Auckland International Airport	34,193	81,350
Fletcher Building	50,953	407,073
Telecom Corp of New Zealand	60,513	123,148

		611,571

NIGERIA — 0.0%
Zenith Bank	2,014,618	262,804

NORWAY — 0.6%
Fred Olsen Energy	9,700	463,435
Gjensidige Forsikring	8,858	139,286
Opera Software	22,500	141,271
Orkla	58,061	512,281
Petroleum Geo-Services	11,261	199,746
ProSafe	37,200	354,098
Seadrill	5,075	200,941
Statoil	59,244	1,577,917
Telenor	5,218	115,098
Yara International	3,032	161,787

		3,865,860

PANAMA — 0.1%
Banco Latinoamericano de Comercio Exterior, Cl E	13,432	311,622

PERU — 0.0%
Credicorp	1,739	272,553

PHILIPPINES — 0.8%
Ayala Land	128,200	91,380
Bank of the Philippine Islands	75,533	185,653
First Gen *	538,200	349,893
International Container Terminal Services	67,109	125,443
Lopez Holdings	1,310,600	235,157
Megaworld	5,971,000	494,587
Metro Pacific Investments	589,000	75,281
Metropolitan Bank & Trust	774,930	2,007,561
Puregold Price Club	646,537	555,400
Robinsons Land	393,500	206,978
Security Bank	45,700	195,111
SM Investments	4,384	102,583
SM Prime Holdings	261,400	112,694

COMMON STOCK — continued
	Shares	Value
PHILIPPINES (continued)
Universal Robina	94,159	$202,274

		4,939,995

POLAND — 0.5%
Asseco Poland	15,224	221,623
Bank Pekao	3,460	170,359
Eurocash	8,119	132,112
Grupa Lotos *	10,745	139,005
KGHM Polska Miedz	13,871	847,642
PGE	64,700	357,072
Polski Koncern Naftowy Orlen S.A. *	15,841	251,103
Polskie Gornictwo Naftowe i Gazownictwo	149,710	266,371
Powszechny Zaklad Ubezpieczen	3,190	420,524
Telekomunikacja Polska	68,470	265,800

		3,071,611

PUERTO RICO — 0.0%
Triple-S Management, Cl B *	12,300	222,261

QATAR — 0.0%
Industries Qatar QSC	4,556	211,889

RUSSIA — 1.3%
Eurasia Drilling GDR	8,446	320,103
Gazprom Neft OAO ADR	8,959	217,256
Gazprom OAO ADR	82,171	774,051
Lukoil OAO ADR	22,112	1,493,290
Magnit GDR	8,176	363,505
MMC Norilsk Nickel ADR	31,540	627,330
Mobile Telesystems ADR	9,273	182,307
NovaTek OAO GDR	1,910	223,661
Novolipetsk Steel GDR	4,313	91,436
Pharmstandard GDR *	25,700	499,351
Rosneft OAO GDR	58,015	510,532
Rostelecom ADR	3,433	83,250
Sberbank of Russia ADR	36,171	533,522
Surgutneftegas OAO ADR	45,310	469,865
Tatneft OAO ADR	22,792	1,052,306
Uralkali GDR	5,940	226,552
VimpelCom ADR	17,818	213,995

		7,882,312

SINGAPORE — 1.2%
Ascendas Real Estate Investment Trust	156,000	318,895
Avago Technologies, Cl A	59,660	2,134,038
CapitaMall Trust	66,000	113,053

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
SINGAPORE (continued)
CapitaMalls Asia	63,000	$109,950
City Developments	11,000	103,899
DBS Group Holdings	15,000	181,312
Flextronics International *	22,300	138,483
Fraser and Neave	45,000	347,231
Genting Singapore	79,000	98,937
Global Logistic Properties	498,000	1,110,556
Keppel	68,000	631,843
Lippo Malls Indonesia Retail Trust	399,146	169,314
Mapletree Commercial Trust	134,776	145,377
Oversea-Chinese Banking	42,000	331,887
SembCorp Industries	62,000	274,520
SembCorp Marine	20,000	76,435
Singapore Exchange	16,000	100,707
Singapore Press Holdings	81,000	268,331
Singapore Technologies Engineering	31,000	98,186
Singapore Telecommunications	42,000	118,773
United Overseas Bank	15,000	228,457
Yoma Strategic Holdings	398,278	289,622

		7,389,806

SOUTH AFRICA — 0.9%
Anglo American Platinum	4,040	197,824
AngloGold Ashanti ADR	16,900	473,538
Assore	1,890	94,025
Barloworld	366	3,437
Blue Label Telecoms	45,855	44,702
Exxaro Resources	9,910	195,010
Gold Fields	30,060	348,691
Group	57,212	1,119,942
Group ADR	26,500	522,050
Impala Platinum Holdings	14,625	265,508
Life Healthcare Group Holdings	92,801	326,387
MMI Holdings	69,084	179,565
Mondi	7,407	88,206
Mr Price Group	8,212	113,197
Remgro	13,860	253,045
Sanlam	93,026	473,609
Sappi *	58,238	203,590
Sasol	10,542	456,414
Truworths International	12,840	145,726

		5,504,466

SOUTH KOREA — 1.8%
Busan City Gas *	2,850	55,747
CJ *	271	31,109
Daesung Holdings *	1,980	13,892

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Daewoo International *	5,210	$177,985
Daewoo Shipbuilding & Marine Engineering *	9,020	246,845
Daou Technology *	10,070	154,898
Dongil Industries *	1,050	46,815
E1 *	449	27,338
Hana Financial Group	3,230	115,683
Hanwha Timeworld *	600	13,086
Husteel *	1,830	40,333
Hyundai Heavy Industries *	730	144,133
Hyundai Marine & Fire Insurance	14,000	430,700
Hyundai Motor *	7,623	1,435,099
Hyundai Motor GDR	2,474	78,747
INTOPS	1,122	27,356
Jeonbuk Bank	6,630	28,281
KB Financial Group *	7,340	262,209
KB Financial Group ADR	8,400	296,688
Kia Motors	2,350	111,573
KISCO *	670	16,613
Kolao Holdings *	11,304	209,175
KT	9,350	314,264
KT ADR	27,600	467,544
Kyungnam Energy	9,300	35,016
LG Display *	2,100	56,505
LG Display ADR	14,541	194,268
LG Household & Health Care	260	144,932
Meritz Finance Group *	73,350	301,773
Paradise *	49,964	880,969
S&T Holdings *	3,890	35,331
Sam Young Electronics *	3,050	23,612
Samsung Electronics	2,167	2,881,572
Samsung Electronics GDR	1,502	997,328
SeAH Holdings *	100	7,980
Shinhan Financial Group *	4,910	184,645
SK Innovation	1,175	185,056
SK Telecom ADR	15,500	262,725
Woori Finance Holdings *	19,410	228,159
Woori Finance Holdings ADR	1,812	64,091
YESCO *	2,830	77,707

		11,307,782

SPAIN — 0.7%
Abertis Infraestructuras	9,850	168,783
Amadeus IT Holding, Cl A	4,163	104,430
Banco Bilbao Vizcaya Argentaria	13,275	132,031
Banco Popular Espanol	293,420	264,540
Banco Santander	20,803	174,533

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
SPAIN (continued)
CaixaBank	38,410	$151,608
Enagas	8,971	212,310
Ferrovial	7,696	123,357
Grifols *	5,401	183,702
Iberdrola	26,409	142,428
Inditex	11,133	1,560,002
Mapfre	42,373	130,659
Red Electrica	3,994	222,398
Repsol	5,279	117,874
Telefonica	41,114	596,203
Viscofan	5,795	303,091
Zardoya Otis	7,474	114,775

		4,702,724

SWEDEN — 0.6%
Alfa Laval	4,698	100,347
Assa Abloy, Cl B	2,217	82,991
Atlas Copco, Cl A	8,044	229,382
Axis Communications	4,205	104,499
Boliden	6,278	116,123
Hennes & Mauritz, Cl B	14,569	536,669
Holmen, Cl B	3,042	93,827
Investment Kinnevik, Cl B	8,321	191,866
Investor, Cl B	8,010	227,531
Millicom International Cellular	875	80,648
Scania, Cl B	4,837	99,283
Securitas, Cl B	10,349	96,770
Skandinaviska Enskilda Banken, Cl A	12,559	125,929
Skanska, Cl B	6,356	108,069
SKF, Cl B	4,224	104,838
Svenska Handelsbanken, Cl A	2,676	109,433
Swedbank, Cl A	22,000	519,043
Swedish Match	3,588	134,652
Tele2, Cl B	5,370	96,372
Telefonaktiebolaget LM Ericsson, Cl B	47,365	551,289
TeliaSonera	48,088	347,092

		4,056,653

SWITZERLAND — 2.9%
Adecco	21,800	1,252,832
Credit Suisse Group	72,500	2,143,014
Givaudan	330	366,969
Kuehne + Nagel International	13,600	1,597,539
Nestle	52,289	3,671,520
Novartis	4,199	286,070
Roche Holding	14,589	3,228,641
Schindler Holding	3,073	455,860

COMMON STOCK — continued
	Shares	Value
SWITZERLAND (continued)
SGS	248	$590,807
Sonova Holding	856	99,046
Straumann Holding	636	85,681
Swatch Group	436	239,260
Swiss Life Holding	3,000	450,964
Swiss Prime Site	945	79,905
Swiss Re	11,900	885,913
Swisscom	429	190,211
Syngenta	1,459	629,900
TE Connectivity	42,300	1,644,624
UBS	28,600	495,916

		18,394,672

TAIWAN — 0.9%
Acer	171,000	150,866
Advanced Semiconductor Engineering ADR	5,062	20,197
Asustek Computer	19,000	217,500
Chailease Holding	86,000	230,099
ChipMOS TECHNOLOGIES	4,841	52,670
Chunghwa Telecom	105,000	334,276
Compal Electronics	222,000	161,275
Delta Electronics	88,000	318,900
Far EasTone Telecommunications	39,000	99,196
Formosa Chemicals & Fibre	86,000	233,593
Formosa Plastics	151,000	410,147
Fubon Financial Holding	182,000	232,689
Hon Hai Precision Industry	161,000	460,210
Hon Hai Precision Industry GDR	62,546	358,389
MediaTek	14,000	153,150
Nan Ya Plastics	84,000	170,694
Novatek Microelectronics	44,000	175,097
Silicon Motion Technology ADR	6,682	107,781
Taiwan Cement	122,000	164,862
Taiwan Mobile	54,000	192,031
Taiwan Semiconductor
Manufacturing ADR	84,799	1,504,334
United Microelectronics	563,000	219,278

		5,967,234

THAILAND — 1.1%
Advanced Info
Service	86,000	605,634
Airports of Thailand	77,400	273,833
Amata	399,216	273,105
Bangchak Petroleum	496,900	599,879
Bangkok Bank	79,800	588,732
Charoen Pokphand Foods	65,700	78,214
CP ALL PLC	214,000	335,496

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
THAILAND (continued)
Home Product Center	435,300	$201,447
Kasikornbank	22,600	150,439
Krung Thai Bank	929,900	714,108
Krungthai Card	53,500	78,043
Land and Houses	886,300	335,855
PTT	67,700	774,169
PTT Exploration & Production	63,615	354,128
Siam Cement	25,900	397,773
Siam Commercial Bank	47,500	285,128
Thanachart Capital	548,400	712,626
Total Access Communication	13,200	38,290

		6,796,899

TURKEY — 0.6%
Aselsan Elektronik Sanayi Ve Ticaret	28,392	131,729
Coca-Cola Icecek	10,510	255,766
Enka Insaat ve Sanayi	55,280	165,958
Ford Otomotiv Sanayi	12,100	137,598
KOC Holding	46,300	241,668
Koza Altin Isletmeleri	5,144	126,644
TAV Havalimanlari Holding	72,124	449,045
Tupras Turkiye Petrol Rafinerileri	8,400	231,642
Turk Hava Yollari *	44,732	166,338
Turk Telekomunikasyon	54,800	229,950
Turkcell Iletisim Hizmetleri *	63,910	397,904
Turkcell Iletisim Hizmetleri ADR *	1,562	24,430
Turkiye Halk Bankasi	51,146	506,007
Turkiye Is Bankasi, Cl C	95,081	351,401
Turkiye Sise ve Cam Fabrikalari	138,720	242,144
Turkiye Vakiflar Bankasi Tao, Cl D	86,832	253,769
Yazicilar Holding, Cl A	7,947	78,848

		3,990,841

UNITED KINGDOM — 3.6%
Admiral Group PLC	9,284	180,079
ARM Holdings PLC	51,097	699,370
ASOS *	5,355	220,054
AstraZeneca	34,710	1,680,670
Aveva Group PLC	12,285	421,048
AZ Electronic Materials	29,915	176,970
BAE Systems PLC	19,531	105,195
Barclays	97,300	464,494
Barratt Developments PLC *	55,229	190,602
BG Group	15,911	282,629
Booker Group PLC	131,769	219,852
BP PLC	13,031	96,464

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
British American Tobacco	1,634	$85,079
British Sky Broadcasting Group PLC	110,993	1,439,078
Britvic	42,356	301,487
Bunzl	4,514	81,113
Burberry Group PLC	30,889	664,791
Centrica PLC	84,694	470,403
Cobham PLC	34,964	117,393
Compass Group PLC	16,923	205,056
Delphi Automotive PLC	28,500	1,101,810
Diageo	27,379	815,048
Domino’s Pizza Group PLC	24,044	196,197
Experian	5,444	93,335
Fenner PLC	14,319	86,047
Ferrexpo PLC	46,945	189,561
Filtrona PLC	32,348	295,509
GlaxoSmithKline PLC	3,760	86,200
Great Portland Estates PLC	26,989	208,243
Halma	20,961	153,056
Home Retail Group	106,290	202,290
HSBC Holdings	8,556	97,255
Imagination Technologies Group PLC *	275,192	2,228,090
Imperial Tobacco Group PLC	2,067	76,875
Intertek Group	9,496	468,234
J Sainsbury	33,298	174,644
John Wood Group	15,769	201,577
Johnson Matthey	3,143	112,905
National Grid PLC	27,818	305,084
Pearson	33,507	634,514
Randgold Resources	970	91,843
Reckitt Benckiser Group PLC	4,248	283,101
Rexam	14,568	108,246
Rolls-Royce Holdings PLC	141,137	2,117,547
Rotork PLC	4,912	206,212
RPC Group PLC	31,162	212,517
RSA Insurance Group	51,010	106,547
Sage Group	23,080	118,123
Serco Group PLC	20,359	179,044
Spectris PLC	6,025	211,561
Spirax-Sarco Engineering	9,922	355,324
SSE	15,362	345,725
Standard Chartered
PLC	3,370	89,659
Subsea 7	16,120	390,097
Telecity Group PLC	12,108	162,651
United Utilities Group PLC	8,651	100,434
Victrex PLC	8,177	198,939
Vodafone Group PLC	373,754	1,020,159

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
Whitbread PLC	3,366	$137,198
WM Morrison Supermarkets	115,828	461,093

		22,724,321

UNITED STATES — 47.1%

Consumer Discretionary — 7.7%
Advance Auto Parts	4,446	326,870
AH Belo, Cl A	9,400	49,632
Amazon.com	300	79,650
Amcon Distributing	602	43,043
American Greetings, Cl A	14,900	238,400
Ark Restaurants	2,700	47,385
Autoliv	2,805	184,569
AutoZone *	3,347	1,237,386
Ballantyne Strong *	10,200	36,516
Bassett Furniture Industries	15,600	217,152
Belo, Cl A	63,053	534,059
Big 5 Sporting Goods	2,200	30,514
BJ’s Restaurants	9,195	293,964
Bob Evans Farms	3,598	159,283
BorgWarner	5,850	433,953
Brands	5,600	268,912
CarMax	4,400	173,448
Carmike Cinemas *	12,900	205,755
Carriage Services, Cl A	21,500	300,570
Carrols Restaurant Group *	25,600	160,512
Coinstar	5,702	290,118
Comcast, Cl A	31,844	1,212,619
Cracker Barrel Old Country Store	1,758	113,954
CSS Industries	3,000	68,130
Dana Holding	7,163	115,181
Destination Maternity	14,856	338,271
DeVry	29,400	739,998
DIRECTV *	10,700	547,198
Discovery Communications, Cl A	6,000	416,280
Dollar General	7,800	360,516
Dollar Tree	11,150	445,888
Entercom Communications, Cl A	8,700	69,078
Family Dollar Stores	5,400	306,180
Fiesta Restaurant Group *	13,600	242,216
Five Below	11,739	434,343
Flexsteel Industries	3,000	70,380
Ford Motor	8,000	103,600
Fred’s, Cl A	9,700	128,234
Gannett	30,500	598,715
General Motors	3,500	98,315
Genuine Parts	5,695	387,431

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Consumer Discretionary (continued)
Group 1 Automotive	1,709	$115,768
H&R Block	34,700	790,119
Harley-Davidson	8,200	429,844
Harman International Industries	23,285	1,042,703
Harte-Hanks	14,200	116,298
Hasbro	9,405	351,465
Home Depot	23,163	1,550,068
Interpublic Group of	83,100	1,006,341
Jamba *	91,100	235,949
Kohl’s	9,700	449,013
Lear	8,000	392,000
Lennar, Cl A	51,530	2,140,556
Libbey	6,135	115,215
Liberty Interactive, Cl A *	76,200	1,620,012
Lifetime Brands	11,500	122,360
LIN TV, Cl A *	22,000	234,740
MarineMax *	16,800	196,224
Mattel	8,500	319,855
McDonald’s	11,260	1,072,965
McGraw-Hill	14,600	839,792
Meredith	3,388	122,849
Michael Kors Holdings	21,550	1,209,601
Nautilus *	67,000	362,470
New York Times, Cl A *	78,000	691,080
Newell Rubbermaid	16,550	388,594
NIKE, Cl B	19,331	1,044,841
Nordstrom	5,850	323,096
Norwegian Cruise Line Holdings *	4,992	131,639
OfficeMax	15,800	170,324
O’Reilly Automotive	5,799	537,277
Perry Ellis International	9,598	185,241
PetMed Express	10,800	140,832
PetSmart	6,000	392,460
Pier 1 Imports	11,367	246,550
PVH	2,700	320,949
Ralph Lauren, Cl A	12,225	2,035,218
ReachLocal	15,991	209,802
Rent-A-Center, Cl A	2,861	102,081
RG Barry	17,002	227,487
Rick’s Cabaret International *	6,900	58,098
Ross Stores	9,480	565,956
Scholastic	10,500	311,430
Scientific Games,
Cl A	27,226	242,039
Scripps Networks Interactive, Cl A	1,500	92,655
Shiloh Industries	5,986	64,948

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Consumer Discretionary (continued)
Sinclair Broadcast Group, Cl A	30,400	$418,912
Stage Stores	18,560	424,096
Standard Motor Products	6,700	155,507
Staples	54,700	737,356
Starbucks	64,462	3,617,607
Starwood Hotels & Resorts
Worldwide	18,548	1,139,033
Steiner Leisure	4,109	185,110
Steven Madden	4,990	229,939
Target	1,400	84,574
Tesla Motors *	21,042	789,285
Time Warner	2,300	116,196
Time Warner Cable	1,000	89,340
TJX	40,901	1,847,907
Town Sports International Holdings	15,075	158,740
TRW Automotive Holdings	8,100	466,803
Universal Electronics	8,600	164,260
Vitacost.com *	29,952	216,553
Vitamin Shoppe	7,410	452,603
VOXX International, Cl A *	7,200	69,552
Weight Watchers International	31,600	1,689,652
Williams-Sonoma	300	13,200
Yum! Brands	7,621	494,908

		48,988,155

Consumer Staples — 2.5%
Altria Group	2,600	87,568
Annie’s *	5,585	200,278
Beam	4,100	251,494
Boulder Brands *	16,210	217,700
Brown-Forman, Cl B	6,700	433,490
Bunge	1,700	135,422
Church & Dwight	6,898	398,635
Clorox	3,950	309,720
Coca-Cola	34,047	1,267,910
Coffee Holding	5,700	40,356
Colgate-Palmolive	800	85,896
Costco Wholesale	6,184	632,871
Darling International *	11,623	196,080
Female Health	19,500	149,370
Fresh Market *	8,935	436,832
General Mills	2,200	92,268
Hain Celestial Group	7,780	443,382
Hershey	3,550	282,048
Hormel Foods	11,000	380,710
Ingles Markets, Cl A	4,500	86,355

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Consumer Staples (continued)
Ingredion	7,700	$508,739
Inventure Foods *	28,900	206,057
John B Sanfilippo & Son	17,000	313,310
Kimberly-Clark	1,000	89,510
Kroger	23,000	637,100
McCormick	6,530	407,146
Molson Coors Brewing, Cl B	11,200	506,016
Mondelez International, Cl A	4,900	136,171
Nash Finch	3,200	66,464
Nature’s Sunshine Products	7,100	102,382
Omega Protein *	8,400	58,044
Orchids Paper Products	7,700	168,861
PepsiCo	2,376	173,092
Pepsi-Cola Products *	402,400	63,201
Philip Morris International	900	79,344
Post Holdings *	4,103	155,873
Pricesmart	18,533	1,427,226
Procter & Gamble	17,830	1,340,103
Spartan Stores	11,600	188,384
Sysco	8,400	266,868
United Natural Foods	11,405	615,642
USANA Health Sciences	3,253	115,319
Walgreen	11,600	463,536
Wal-Mart Stores	19,265	1,347,587

		15,564,360

Energy — 2.8%
Adams Resources & Energy	1,800	64,242
Anadarko Petroleum	1,600	128,032
Bolt Technology	12,800	190,720
Cabot Oil & Gas	25,900	1,367,002
Callon Petroleum *	33,400	172,010
Cameron International	4,700	297,557
Carrizo Oil & Gas	7,156	153,711
Chevron	15,400	1,773,310
Cobalt International Energy *	38,990	943,948
ConocoPhillips	15,360	890,880
Denbury Resources	11,500	214,245
Energen	3,700	178,118
Evolution Petroleum *	19,000	178,790
Exxon Mobil	13,660	1,228,990
FMC Technologies *	11,700	553,995
Forum Energy Technologies *	5,885	150,126
Geospace Technologies	1,309	118,019
Goodrich Petroleum	19,095	189,804
Gulfport Energy *	11,833	488,348
Hess	8,900	597,724

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Energy (continued)
Hornbeck Offshore Services *	2,692	$99,093
Kinder Morgan	3,000	112,380
Kodiak Oil & Gas	11,114	102,249
Lufkin Industries	12,479	722,659
Marathon Oil	13,350	448,693
Marathon Petroleum	7,600	563,996
Matrix Service *	10,700	152,796
Murphy Oil	5,400	321,408
Natural Gas Services Group	9,100	165,529
Occidental Petroleum	9,370	827,090
Oceaneering International	4,050	256,001
PDC Energy *	2,940	108,868
REX American Resources *	5,400	117,936
Rex Energy *	14,981	196,701
RigNet	9,100	194,922
Sanchez Energy *	6,045	120,779
Schlumberger	14,950	1,166,848
Spectra Energy	11,937	331,610
StealthGas	16,200	146,448
TonenGeneral Sekiyu	19,000	165,597
Transocean	17,600	998,096
Triangle Petroleum *	30,200	189,958
Vaalco Energy	18,700	158,763
Warren Resources *	45,200	136,956
Whiting Petroleum	5,800	275,964

		17,960,911

Financials — 7.3%
Acadia Realty Trust	9,787	255,832
Access National	6,200	96,162
ACE	900	76,797
Alleghany	300	108,177
American Capital Agency	6,410	202,748
American Equity Investment Life Holding	9,085	122,466
American Express	1,400	82,334
American International Group *	44,400	1,679,652
American Tower, Cl A	1,300	98,995
Ameriprise Financial	8,000	530,560
Annaly Capital Management	14,200	211,154
Aon	1,300	75,062
Apollo Commercial Real Estate Finance	9,500	165,870
Arch Capital Group	2,000	92,840
Assurant	5,100	195,024
AvalonBay Communities	700	90,853
Axis Capital Holdings	2,000	76,540

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Financials (continued)
Bank of America	75,500	$854,660
Bank of Commerce Holdings	13,200	64,812
Banner	12,319	372,034
Bar Harbor Bankshares	3,818	134,775
Berkshire Hathaway, Cl B	1,100	106,623
BofI Holding *	8,100	258,876
Boston Properties	900	94,752
Brookfield Office Properties	4,900	80,717
C&F Financial	2,400	97,536
Calamos Asset Management, Cl A	12,100	126,082
Camden Property Trust	1,423	98,742
Capital One Financial	53,000	2,984,960
CapLease	29,900	173,121
CBRE Group, Cl A	90,670	1,956,659
Center Bancorp	17,500	209,650
Chubb	5,200	417,612
Cincinnati Financial	10,100	428,644
CIT Group *	8,200	347,270
Citigroup	79,064	3,333,338
Citizens & Northern	4,200	83,580
City Holding	4,297	162,384
CNO Financial Group	36,177	371,538
CoBiz Financial	17,800	145,248
Colonial Properties Trust	8,134	178,216
Coresite Realty	6,764	199,538
Crawford, Cl B	27,300	198,471
CubeSmart	21,671	330,483
Digital Realty Trust	1,500	101,865
Dime Community Bancshares	16,800	232,008
Discover Financial Services	2,400	92,136
Dynex Capital	15,800	159,738
Eaton Vance	6,100	220,820
Enterprise Financial Services	17,300	231,993
Equity Residential	1,300	72,007
Everest Re Group	1,689	195,603
Federal Agricultural Mortgage, Cl C	3,854	132,231
Federal Realty
Investment Trust	900	95,265
Fidelity National Financial, Cl A	4,100	102,910
Fifth Third Bancorp	43,500	708,615
Financial Institutions	10,200	204,918
First Bancorp	4,900	81,144
First Community Bancshares	17,800	283,910
First Connecticut Bancorp	13,900	195,434
First Defiance Financial	10,500	215,040
First Financial	4,000	120,680

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Financials (continued)
First Financial Holdings	22,607	$342,496
First Pactrust Bancorp	21,925	257,838
First Potomac Realty Trust	9,275	127,068
First Republic Bank	10,338	368,963
Flushing Financial	5,800	91,872
Gain Capital Holdings	12,900	55,341
Goldman Sachs Group	5,630	832,452
Greenhill	6,165	363,119
Hanmi Financial	6,914	113,735
HCP	2,100	97,419
Health Care REIT	1,500	94,260
Heartland Financial USA	2,080	49,275
Heritage Commerce	25,708	167,359
Homeowners Choice	25,800	583,080
HomeStreet	18,544	467,679
Horizon Bancorp	4,950	98,654
ICG Group *	28,873	346,476
Independence Holding	10,200	100,878
IntercontinentalExchange	600	83,250
Invesco	14,450	393,762
JPMorgan Chase	40,800	1,919,640
Kansas City Life Insurance	2,000	77,480
KeyCorp	38,900	365,660
Kilroy Realty	3,927	195,957
KKR Financial Holdings LLC	94,300	1,036,357
Lakeland Bancorp	8,500	82,875
Liberty Property Trust	2,400	94,008
Lincoln National	16,300	472,374
Loews	1,700	73,729
M&T Bank	3,200	328,608
MarketAxess Holdings	4,865	183,946
Marlin Business Services	11,000	242,000
Marsh & McLennan	10,400	368,992
Meadowbrook Insurance Group	28,900	181,203
Medallion Financial	15,700	200,803
Medical Properties Trust	16,414	220,768
Medley Capital	14,159	215,217
Mercantile Bank	4,205	69,383
Merchants Bancshares	3,200	90,624
MidWestOne Financial Group	4,500	107,550
National Financial Partners *	11,285	198,729
National Penn Bancshares	21,744	212,004
Nelnet, Cl A	3,352	102,001
New York Community Bancorp	16,100	214,935
New York Mortgage Trust	14,600	102,200
Northern Trust	13,500	694,845

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Financials (continued)
NorthStar Realty Finance	46,432	$362,170
OceanFirst Financial	15,000	212,850
OmniAmerican Bancorp *	8,186	203,095
One Liberty Properties	5,200	114,816
Oriental Financial Group	15,100	216,987
Pacific Continental	1,000	10,990
Pacific Premier Bancorp *	9,315	107,402
Park Sterling *	51,989	295,298
Parkway Properties	10,000	158,400
PartnerRe	7,539	661,095
Peoples Bancorp	3,100	67,270
Plum Creek Timber	2,000	96,360
Potlatch	5,142	223,111
Preferred Bank	11,309	169,974
Primerica *	4,265	140,233
Progressive	3,200	71,968
Prospect Capital	12,988	146,505
Protective Life	7,259	229,674
Provident Financial Holdings	4,600	76,544
Public Storage	600	92,358
Pzena Investment Management, Cl A	17,400	101,442
Raymond James Financial	3,600	160,668
Rayonier	1,900	102,296
Realty Income	2,250	98,280
RenaissanceRe Holdings	1,100	94,204
Republic Bancorp, Cl A	2,600	58,422
Resource Capital	15,100	93,922
Sabra Health Care REIT	13,247	332,367
Simon Property Group	971	155,535
SLM	5,700	96,273
Southside Bancshares	8,100	171,234
State Bank Financial	14,119	225,339
State Street	10,500	584,325
Strategic Hotels & Resorts *	30,308	221,552
Suffolk Bancorp *	4,300	59,469
SunTrust Banks	16,850	478,035
SVB Financial Group	14,374	954,002
Teche Holding	2,400	93,600
Torchmark	1,400	77,994
Travelers	1,700	133,382
Tree.com	12,400	216,752
UDR	3,700	88,393
Union First Market Bankshares	11,700	204,516
United Community Banks	27,723	290,814
Universal Insurance Holdings	45,226	205,326

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Financials (continued)
Univest Corp of Pennsylvania	10,900	$183,992
Ventas	1,400	92,806
Walter Investment Management	2,114	94,728
Washington Banking	28,585	402,763
Washington Trust Bancorp	3,800	100,168
Wells Fargo	44,216	1,540,043
West Bancorporation	6,602	73,084
White River Capital	2,800	60,340
Willis Group Holdings	2,500	89,275
Wilshire Bancorp	30,387	186,576
Wintrust Financial	7,233	268,127
WR Berkley	2,400	98,808

		46,650,520

Health Care — 6.9%
Abbott Laboratories	17,199	582,702
AbbVie	17,199	631,031
Actavis *	4,449	384,349
Addus HomeCare *	9,000	74,520
Aetna	12,200	588,406
Albany Molecular Research *	31,700	189,249
Alexion Pharmaceuticals *	18,720	1,759,493
Alkermes	9,855	227,158
Allergan	7,124	748,091
Almost Family	4,100	82,082
AmerisourceBergen, Cl A	6,800	308,516
Amgen	10,680	912,713
AMN Healthcare Services *	30,400	369,360
Antares Pharma *	39,600	150,876
Ariad Pharmaceuticals *	9,065	180,212
athenahealth	4,700	406,409
Becton Dickinson and Company	4,384	368,431
Biogen Idec	15,288	2,386,151
Boston Scientific *	121,000	903,870
Bristol-Myers Squibb	59,819	2,161,859
Capital Senior Living *	18,211	386,620
Cardiovascular Systems *	14,000	220,360
CareFusion *	23,547	730,899
Catamaran	40,730	2,113,480
Celgene *	7,300	722,408
Cepheid	6,190	224,202
Cerner	6,200	511,810
Charles River Laboratories International *	9,700	400,804
Cigna	5,950	347,123
CR Bard	3,892	397,257
CryoLife	10,000	64,200

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Health Care (continued)
Cumberland Pharmaceuticals *	9,900	$41,580
Cynosure, Cl A	10,100	269,670
DexCom	28,180	429,181
Discovery Laboratories *	48,100	108,225
Edwards Lifesciences *	4,786	430,405
Eli Lilly	14,200	762,398
Endo Health Solutions *	14,200	449,572
Endologix	28,495	436,828
EnteroMedics *	42,500	131,325
Exactech *	3,700	71,003
Five Star Quality Care *	49,100	277,906
Fluidigm	9,890	163,185
Fonar *	23,900	132,167
Forest Laboratories	20,600	747,780
GenMark Diagnostics *	23,119	248,761
Gentiva Health Services	8,800	87,208
Gilead Sciences	35,996	1,420,042
Greatbatch	7,400	196,396
HealthStream *	9,100	225,498
HeartWare International *	1,197	108,185
Henry Schein	3,280	283,195
Hi-Tech Pharmacal	4,100	150,060
HMS Holdings *	12,765	347,974
Hospira	39,650	1,352,858
Illumina *	8,915	451,366
Intuitive Surgical	5,686	3,265,925
Invacare	4,500	70,785
Ironwood Pharmaceuticals, Cl A *	12,405	159,032
Johnson & Johnson	15,587	1,152,191
LHC Group	5,100	108,936
MAP Pharmaceuticals	8,223	203,684
Medtronic	36,400	1,696,240
Merck	31,626	1,367,825
Orthofix International	6,096	232,562
Perrigo	3,734	375,304
Pfizer	3,800	103,664
PharMerica	19,200	278,016
PhotoMedex *	7,120	100,890
Providence Service *	11,100	205,683
Questcor
Pharmaceuticals	5,130	130,712
Repligen *	32,500	224,250
Rochester Medical *	5,200	60,736
Santarus *	21,700	289,912
Sciclone Pharmaceuticals *	23,700	123,951
Select Medical Holdings	39,100	380,834
Spectranetics	24,031	400,357

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Health Care (continued)
St. Jude Medical	6,300	$256,410
Streamline Health Solutions *	24,800	134,664
Sunesis Pharmaceuticals *	22,100	125,307
SurModics *	11,000	265,210
Synergetics USA *	27,700	144,040
TearLab *	55,600	311,360
Theravance	5,825	129,606
United Therapeutics	10,871	585,838
US Physical Therapy	9,800	241,080
Varian Medical Systems	8,900	628,785
Vascular Solutions *	13,000	217,230
ViroPharma	7,924	211,254
Waters	3,100	283,867
WellCare Health Plans	4,043	205,020
Zimmer Holdings	8,000	596,800
Zoetis, Cl A *	5,550	144,300

		44,269,669

Industrials — 5.8%
3M	800	80,440
Aceto	69,616	726,791
ADT	2,317	110,057
AGCO	9,600	508,800
Alamo Group	4,600	156,216
Amerco	1,624	218,363
AMETEK	3,600	147,564
Argan	9,900	186,120
Asset Acceptance Capital *	7,100	38,127
Asta Funding	5,900	55,873
Astronics *	7,660	175,490
Avery Dennison	5,700	219,507
Barrett Business Services	8,757	352,382
Beacon Roofing Supply	5,760	208,167
Cascade	700	45,199
Caterpillar	21,320	2,097,675
Ceco Environmental	19,797	218,955
Celadon Group	11,700	231,777
CH Robinson Worldwide	7,130	471,649
Chart Industries *	4,520	299,179
Chicago Bridge & Iron	7,000	355,670
Cintas	2,000	84,520
Coleman Cable	9,400	96,162
Columbus McKinnon	11,100	210,012
Commercial Vehicle Group *	8,700	70,383
Con-way	14,700	461,286
Courier	6,700	81,137
Cummins	8,981	1,031,288

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Industrials (continued)
Danaher	1,900	$113,867
Deere	5,200	489,112
Delta Air Lines	12,600	175,014
Dover	9,400	650,292
Dun & Bradstreet	2,750	224,235
Emerson Electric	1,600	91,600
EnergySolutions	12,834	49,154
Equifax	1,700	99,790
Esterline Technologies	3,002	199,303
Expeditors International of Washington	9,426	404,375
FedEx	21,289	2,159,769
Flow International	32,900	124,033
General Dynamics	1,100	72,930
General Electric	4,700	104,716
Genesee & Wyoming, Cl A	4,080	345,087
GP Strategies *	12,700	271,780
Greenbrier *	9,000	179,370
Hawaiian Holdings	32,700	188,679
Hexcel	11,630	311,568
Hurco *	8,963	266,022
IHS, Cl A	1,435	147,661
John Bean Technologies	8,900	166,341
Kadant *	6,100	163,907
Kansas City Southern	3,240	301,676
Kelly Services, Cl A	6,384	101,761
L-3 Communications Holdings, Cl 3	9,091	690,189
LB Foster, Cl A	5,400	233,874
LMI Aerospace *	9,600	212,160
Lockheed Martin	1,600	138,992
LS Starrett, Cl A	4,684	50,587
Lydall	6,200	94,736
Manitex International *	25,400	246,888
Manpower	10,000	515,000
MRC Global *	10,795	331,730
MSC Industrial Direct, Cl A	1,750	138,460
MYR Group *	12,563	282,040
NN	10,700	99,082
Norfolk Southern	6,200	426,994
Northrop Grumman	1,600	104,064
Oshkosh	27,000	1,057,860
Owens Corning	8,600	358,362
Park-Ohio Holdings *	15,176	366,349
Patrick Industries *	11,300	185,998
Pentair	33,593	1,702,493
Performant Financial *	35,008	444,602

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Industrials (continued)
Pitney Bowes	11,800	$170,038
PowerSecure International *	24,300	211,167
Precision Castparts	7,580	1,390,172
Quanta Services *	3,100	89,807
Rand Logistics *	20,486	138,485
Raytheon	2,622	138,127
Republic Airways Holdings	2,600	21,814
Republic Services, Cl A	2,600	82,914
Rockwell Automation	1,200	107,028
Rockwell Collins	1,300	76,544
Roper Industries	1,930	226,679
Saia	17,200	446,168
SeaCube Container Leasing	12,600	289,422
SL Industries	3,400	59,432
Southwest Airlines	49,000	549,290
Sparton *	20,100	305,922
Spirit Airlines	8,249	159,948
Stanley Black & Decker	6,000	460,980
Stericycle *	3,817	360,134
Sypris Solutions	6,800	28,152
Tetra Tech *	7,821	224,150
Timken	4,188	224,519
Trinity Industries	5,838	231,768
Triumph Group	3,229	227,225
Tyco International	25,300	764,819
UniFirst	3,308	270,396
Union Pacific	600	78,876
United Parcel Service, Cl B	9,078	719,795
United Technologies	2,490	218,049
Universal Truckload Services	4,500	80,730
URS	5,611	232,744
Verisk Analytics, Cl A	7,700	424,732
Versar *	18,200	77,350
Waste Management	7,000	254,660
Werner Enterprises	25,000	590,500
WESCO International	3,760	274,217
Woodward	8,375	321,684
WW Grainger	4,228	920,943
XPO Logistics *	11,700	195,975
Xylem	3,000	83,790

		35,750,436

Information Technology — 9.6%
Activision Blizzard	8,500	96,815
Advanced Energy Industries *	9,700	148,895
Akamai Technologies *	15,500	631,005
Alpha & Omega Semiconductor *	10,900	88,399

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Information Technology (continued)
Amdocs	13,200	$471,108
Amphenol, Cl A	1,500	101,355
Apple	8,750	3,983,963
Aruba Networks	30,990	714,010
Automatic Data Processing	8,130	482,028
Aviat Networks *	21,800	81,750
Avnet *	2,600	91,936
Black Box	7,300	171,039
BMC Software	15,650	650,257
Broadcom, Cl A	30,480	989,076
CalAmp *	28,833	246,810
Callidus Software *	23,000	96,140
Cavium	31,270	1,045,669
Cisco Systems	33,300	684,981
Citrix Systems	2,200	160,952
Cognex	9,556	378,991
Cognizant Technology Solutions, Cl A *	5,749	449,457
Computer Task Group *	13,500	258,390
Compuware *	9,396	109,182
Cornerstone OnDemand	10,860	354,905
Corning	39,300	471,600
Cree	13,200	569,580
CTS	12,800	127,360
Dell	132,064	1,748,527
eBay *	32,605	1,823,598
Ebix	8,913	145,638
EchoStar, Cl A *	46,800	1,702,584
EMC *	3,400	83,674
Emulex	13,882	106,059
ePlus	5,300	246,927
Euronet Worldwide *	8,410	205,793
Exar *	8,120	85,179
Fairchild Semiconductor International, Cl A	16,658	246,039
FARO Technologies *	11,475	381,085
Fidelity National Information Services	3,100	115,041
Fiserv	1,300	104,403
FLIR Systems	4,300	102,211
Fortinet	14,975	353,260
Fusion-io	91,115	1,592,690
Google, Cl A *	4,642	3,507,913
Guidance Software *	17,500	223,125
Guidewire Software	4,255	140,926
Hackett Group	23,000	98,900
Harris	6,900	318,780

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Information Technology (continued)
Hewlett-Packard	4,400	$72,644
IEC Electronics *	13,800	90,528
Integrated Device Technology *	27,031	195,434
Integrated Silicon Solution *	9,000	84,330
Intel	103,457	2,176,735
Internap Network Services *	32,100	253,911
International Business Machines	6,813	1,383,516
Intuit	4,000	249,520
IPG Photonics	4,995	327,072
Itron *	16,682	773,878
Jabil Circuit	23,700	448,167
Juniper Networks	5,500	123,090
Key Tronic *	17,000	163,710
Lexmark International, Cl A	21,600	519,696
LinkedIn, Cl A *	12,530	1,551,089
Lionbridge Technologies *	56,100	223,839
LSI	37,800	266,112
Market Leader *	31,071	235,518
Mastercard, Cl A	256	132,710
MaxLinear, Cl A *	32,500	168,350
Measurement Specialties	2,936	103,641
Microchip Technology	9,200	307,740
Microsemi	14,620	305,850
Microsoft	63,300	1,738,851
MicroStrategy, Cl A *	5,685	570,035
Molex, Cl A	26,000	584,740
Motorola Solutions	9,529	556,398
NeuStar, Cl A	4,963	224,030
Newport *	5,900	85,078
Nuance Communications	39,630	953,101
NVIDIA	42,500	521,050
Oracle	32,550	1,155,851
Paychex	14,050	458,451
PC Connection	14,300	176,605
PDF Solutions *	24,100	361,982
Perceptron	8,689	63,951
Photronics *	30,600	183,294
PRGX Global *	26,026	175,675
Procera Networks *	11,800	198,594
Progress Software	9,284	217,895
PTC *	13,000	301,340
QUALCOMM	30,510	2,014,575
Qualys *	17,532	229,669
Red Hat	1,600	88,896
Ruckus Wireless	2,377	56,002

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Information Technology (continued)
Rudolph Technologies	23,600	$318,364
Saba Software	38,779	359,093
SAIC	6,700	81,070
SanDisk	4,400	219,956
Seagate Technology	14,200	482,516
Splunk	55,625	1,833,400
SPS Commerce	8,700	338,517
support.com *	46,400	193,488
Symmetricom *	3,400	18,326
SYNNEX	7,421	266,785
Synopsys	9,500	317,680
TeleCommunication Systems, Cl A	28,100	63,506
Telular	21,800	241,762
Teradata	8,247	549,745
Tessco Technologies	7,500	167,625
Texas Instruments	46,200	1,528,296
Total System Services	17,400	404,550
Ultimate Software Group	2,155	218,819
Unisys	26,700	593,007
United Online	53,240	353,514
Universal Display	9,160	254,831
USA Technologies *	81,400	178,266
ValueClick	5,268	107,836
Verint Systems *	3,726	125,939
VeriSign	9,180	398,504
Visa, Cl A	500	78,955
VMware, Cl A	1,661	127,033
Wayside Technology Group	5,374	66,100
Workday, Cl A	24,590	1,313,598
Xerox	20,100	161,001
Xyratex	8,200	76,260
Yahoo!	29,061	570,467
Zebra Technologies, Cl A	10,800	467,424

		60,537,381

Materials — 1.8%
Air Products & Chemicals	4,118	360,037
Airgas	2,200	209,528
Ashland	7,123	559,227
Ball	2,000	89,040
Boise	23,520	194,040
Cabot	5,404	202,272
Carpenter Technology	12,735	666,422
Chase	1,600	30,112
Core Molding Technologies *	8,400	59,220
Crown Holdings	2,400	90,864

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Materials (continued)
Ecolab	2,100	$152,040
FMC	18,360	1,128,589
Friedman Industries	5,600	61,432
FutureFuel	16,400	209,100
Handy & Harman	4,100	59,409
Huntsman	43,900	773,957
International Flavors & Fragrances	3,800	267,634
Kaiser Aluminum	2,404	149,433
Kraton Performance Polymers *	4,325	113,531
Landec *	22,600	266,680
LyondellBasell Industries, Cl A	23,067	1,462,909
Material Sciences *	10,100	99,788
Materion	8,232	221,441
MeadWestvaco	14,210	445,484
Myers Industries	5,000	73,900
Neenah Paper	9,100	281,554
Newmont Mining	6,950	298,572
Noranda Aluminum Holding	11,700	68,913
Olympic Steel	3,300	69,333
OMNOVA Solutions *	25,400	207,772
Praxair	4,699	518,629
Sealed Air	7,800	146,016
Sensient Technologies	7,184	273,710
Sherwin-Williams	4,298	696,878
Sigma-Aldrich	10,432	806,706

		11,314,172

Telecommunication Services — 1.1%
8x8 *	32,300	213,826
AT&T	39,227	1,364,707
CenturyLink	16,710	675,920
Crown Castle International	5,400	380,808
Frontier Communications	38,400	175,488
inContact *	48,200	284,380
Iridium Communications	24,400	170,800
Level 3 Communications	76,350	1,818,657
Verizon Communications	28,980	1,263,818
Vonage Holdings	102,500	267,525
Windstream	19,200	187,008

		6,802,937

Utilities — 1.6%
Alliant Energy	7,532	345,267
Ameren	11,947	387,561
American Electric Power	8,577	388,452
American Water Works	12,700	486,156
Aqua America	7,670	208,854

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Utilities (continued)
Atmos Energy	4,962	$185,380
Black Hills	5,784	233,384
CMS Energy	14,600	375,220
Consolidated Edison	5,600	318,528
Consolidated Water	18,000	160,920
Dominion Resources	9,100	492,401
DTE Energy	7,981	505,277
Duke Energy	11,200	769,888
Edison International	2,000	96,380
Empire District Electric	5,172	109,698
Entergy	3,100	200,260
Exelon	8,800	276,672
Integrys Energy Group	1,300	71,097
Laclede Group	3,029	120,918
MDU Resources Group	8,500	198,220
NextEra Energy	6,400	461,120
NiSource	23,800	643,314
Northeast Utilities	12,050	490,797
Pepco Holdings	4,700	91,744
PG&E	5,500	234,520
Pinnacle West Capital	1,500	80,070
PNM Resources	4,615	98,577
Portland General Electric	4,420	126,942
PPL	3,100	93,899
Public Service Enterprise Group	3,900	121,602
SCANA	6,563	307,214
Sempra Energy	3,400	255,170
Southern	11,500	508,645
Wisconsin Energy	10,500	414,015
Xcel Energy	27,300	758,394

		10,616,556

		298,809,646

Total Common Stock (Cost $534,542,349)		587,884,456

REGISTERED INVESTMENT COMPANIES — 3.8%

CLOSED-END FUND — 0.1%
India Fund	19,169	421,143

EXCHANGE TRADED FUNDS — 0.4%
Energy Select Sector SPDR Fund	2,807	217,121
iShares MSCI ACWI Index Fund	22,610	1,128,013
iShares MSCI South Korea Index Fund	3,130	186,454
SPDR Gold Trust	9,080	1,463,696

		2,995,284

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2013
(unaudited)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
OPEN-END FUND — 3.3%
Oakmark International Small Cap Fund, Cl I	1,414,250	$20,775,336

Total Registered Investment Companies (Cost $21,214,719)		24,191,763

PREFERRED STOCK — 0.4%
BRAZIL — 0.2%
Banco Bradesco	5,697	104,708
Centrais Eletricas Brasileiras	18,000	114,254
Cia de Bebidas das Americas	5,900	277,912
Metalurgica Gerdau, Cl A	14,100	157,827
Vale	20,867	405,531

		1,060,232

GERMANY — 0.2%
Henkel & KGaA	1,210	106,839
Volkswagen	5,304	1,311,795

		1,418,634

Total Preferred Stock (Cost $2,316,799)		2,478,866

SHORT-TERM INVESTMENT — 2.5%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (B) (Cost $15,923,004)	15,923,004	15,923,004

Total Investments— 99.6% (Cost $573,996,871) †		$630,478,089

A list of the outstanding forward foreign currency contracts held by the Fund at January 31, 2013, is as follows:

Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
2/8/13	EUR	1,876,300	USD	2,385,653	$(162,083)
4/3/13-9/18/13	CHF	1,568,900	USD	1,699,018	(29,333)
6/19/13	JPY	146,000,000	USD	1,880,232	281,841
6/19/13	USD	360,269	JPY	30,700,000	(24,169)

					$66,256

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at January 31, 2013, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	$(1,814,934)	$1,767,907	$(47,027)
Citigroup	(1,598,392)	1,880,232	281,840
State Street	(2,821,421)	2,652,864	(168,557)

			$66,256

For the period ended January 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $632,702,789.

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	The rate reported is the 7-day effective yield as of January 31, 2013.

ACWI — All Country World Index

ADR — American Depositary Receipt

CHF — Swiss Franc

Cl — Class

EUR — Euro

GDR — Global Depositary Receipt

JPY — Japanese Yen

LLC — Limited Liability Company

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Ser — Series

SPDR — Standard & Poor’s Depository Receipts

USD — United States Dollar

The following is a list of the inputs used as of January 31, 2013, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$587,884,456	$-	$-	$587,884,456
Registered Investment Companies	24,191,763	-	-	24,191,763
Preferred Stock	2,478,866	-	-	2,478,866
Short-Term Investment	15,923,004	-	-	15,923,004

Total Investments in Securities	$630,478,089	$-	$-	$630,478,089

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts*	$-	$66,256	$-	$66,256

Total Other Financial Instruments	$-	$66,256	$-	$66,256

* Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2013
(unaudited)

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 securities.

† At January 31, 2013, the tax basis cost of the Fund’s investments was $573,996,871, and the unrealized appreciation and depreciation were $65,354,258 and $(8,873,040), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
January 31, 2013 (unaudited)

SCHEDULE OF INVESTMENTS REGISTERED INVESTMENT COMPANIES — 71.9%
	Shares	Value
OPEN-END FUNDS — 71.9%
Allianz Convertibles Mutual Fund, Cl I	555,711	$16,649,116
Artio Global High Yield Fund, Cl I	3,186,636	32,025,695
Franklin Convertibles Securities Fund	1,042,896	16,582,046
PIMCO Emerging Local Bond Fund, Cl I	2,856,457	31,449,593

Total Registered Investment Companies (Cost $92,493,463)		96,706,450

COMMON STOCK — 25.5%
ENERGY — 24.6%
American Midstream Partners LP (A)	23,833	406,829
Boardwalk Pipeline Partners LP (A)	69,017	1,900,038
Buckeye Partners LP (A)	40,736	2,144,343
Compressco Partners LP (A)	24,224	454,685
Crosstex Energy LP (A)	56,246	928,622
Delek Logistics Partners LP (A)	3,373	87,327
Enbridge Energy Management LLC *	70,434	2,146,828
Energy Transfer Equity LP (A)	25,082	1,268,146
Energy Transfer Partners LP (A)	52,468	2,465,471
Exterran Partners LP (A)	65,934	1,548,130
Global Partners LP (A)	64,000	2,138,240
Holly Energy Partners LP (A)	55,572	1,997,814
Inergy Midstream LP (A)	86,565	2,052,456
Martin Midstream Partners LP (A)	41,305	1,438,240

NuStar Energy LP (A)	43,761	2,236,187
Plains All American Pipeline LP (A)	21,642	1,140,534
Regency Energy Partners LP (A)	77,344	1,911,944
Southcross Energy Partners LP (A)	18,348	431,545
Summit Midstream Partners LP (A)	45,121	986,796
Targa Resources Partners LP (A)	13,393	537,863
TC Pipelines LP (A)	30,078	1,302,377
Teekay LNG Partners LP (A)	50,927	2,033,006
Transmontaigne Partners LP (A)	28,958	1,193,938
USA Compression Partners LP (A)	20,100	356,172

		33,107,531

MATERIALS — 0.2%
Hi-Crush Partners LP (A)	18,837	318,533

UTILITIES — 0.7%
AmeriGas Partners LP (A)	7,307	316,320
Ferrellgas Partners LP (A)	12,532	242,118

COMMON STOCK — continued
	Shares	Value
UTILITIES (continued)
Suburban Propane Partners LP (A)	7,885	$332,353

		890,791

Total Common Stock (Cost $32,376,871)		34,316,855

SHORT-TERM INVESTMENT — 2.5%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (B) (Cost $3,306,070)	3,306,070	3,306,070

Total Investments— 99.9% (Cost $128,176,404) †		$134,329,375

Percentages are based on net assets of $134,477,393.

*	Non-income producing security.
(A)	Security considered to be a Master Limited Partnership. At January 31, 2013, these securities amounted to $32,170,027 or 23.9% of net assets.
(B)	The rate reported is the 7-day effective yield as of January 31, 2013.

Cl — Class

LLC — Limited Liability Company

LP —Limited Partnership

As of January 31, 2013, all of the Fund’s investments were Level 1, in accordance with the ASC 820 hierarchy.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 securities.

† At January 31, 2013, the tax basis cost of the Fund’s investments was $128,176,404, and the unrealized appreciation and depreciation were $6,351,550 and $(198,579), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2013 (unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 71.8%
	Shares	Value
EXCHANGE TRADED COMMODITY — 0.1%
Sprott Physical Platinum and Palladium Trust	39,950	$ 398,301

OPEN-END FUNDS — 71.7%
AQR Managed Futures Strategy Fund, Cl I	6,684,818	67,516,667
AQR Multi-Strategy Alternative Fund, Cl I	11,030,328	109,862,064
AQR Risk Parity Fund, Cl I	2,687,158	31,359,137
PIMCO All Asset All Authority Fund, Cl I	2,848,353	31,673,680

		240,411,548

Total Registered Investment Companies (Cost $236,284,155)		240,809,849

COMMON STOCK — 23.1%
BELGIUM — 0.0%
Anheuser-Busch InBev ADR	910	80,626

BRAZIL — 0.2%
Banco do Brasil	16,290	199,601
Cia de Bebidas das Americas ADR (A)	6,590	310,126

		509,727

CANADA — 0.6%
Augusta Resource *	6,460	16,796
Capstone Mining *	23,850	59,063
Epsilon Energy *	8,450	33,719
Goldcorp	15,450	545,230
HudBay Minerals	5,420	63,036
Hudson’s Bay	7,980	134,013
Inmet Mining	1,030	74,353
Methanex	4,290	153,818
MFC Industrial (A)	7,467	73,177
Nexen	9,980	267,065
QLT	8,880	70,951
Silver Wheaton	4,060	141,491
Silvercrest Mines *	9,624	24,895
Trioil Resources, Cl A *	12,810	43,025
Yamana Gold	11,810	193,094

		1,893,726

CHINA — 0.0%
Dongfeng Motor Group, Cl H	62,410	101,879
Golden Eagle Retail Group	27,250	58,678

		160,557

COMMON STOCK — continued
	Shares	Value
GERMANY — 0.0%
Stada Arzneimittel	920	$ 33,921

GREECE — 0.0%
Aegean Marine Petroleum Network (A)	15,500	104,780

HONG KONG — 0.3%
AIA Group	54,077	215,111
Michael Kors Holdings (A)	9,250	519,203
Paul Y Engineering Group	2,119,114	240,454

		974,768

IRELAND — 0.3%
Covidien PLC	1,980	123,433
Elan PLC ADR *	3,900	40,989
Fly Leasing ADR (A)	9,400	120,884
Prothena PLC	79	475
Shire ADR (A)	3,850	385,539
Shire PLC	4,720	158,177
Warner Chilcott PLC, Cl A	6,110	86,578

		916,075

ISRAEL — 0.1%
Allot Communications *	5,770	79,568
magicJack VocalTec	4,300	56,545
Perion Network *	5,600	59,640
Teva Pharmaceutical Industries ADR	3,810	144,742

		340,495

JAPAN — 0.0%
Astellas Pharma	3,210	163,405

JERSEY — 0.1%
Glencore International PLC	28,790	179,652

MEXICO — 0.0%
Compartamos	12,730	19,774
Credito Real *	39,996	68,733

		88,507

NETHERLANDS — 0.0%
NXP Semiconductor	1,380	41,386
Tetragon Financial Group	8,660	99,590

		140,976

PANAMA — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E (A)	5,000	116,000

PHILIPPINES — 0.1%
Metro Pacific Investments	1,402,723	179,284

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2013 (unaudited)

COMMON STOCK — continued
	Shares	Value
PHILIPPINES (continued)
Metropolitan Bank & Trust	53,400	$ 138,340

		317,624

SOUTH KOREA — 0.1%
Samsung Electronics	80	106,380
Shinhan Financial Group ADR	2,110	79,104

		185,484

SWITZERLAND — 0.1%
Cie Financiere Richemont	1,190	97,876
Roche Holding ADR	2,190	121,501

		219,377

UNITED KINGDOM — 0.1%
Ophir Energy PLC *	28,560	231,689

UNITED STATES — 21.1%

Consumer Discretionary — 4.0%
Aeropostale *	10,650	144,095
Apollo Group, Cl A	13,980	282,676
AutoZone * (A)	1,080	399,276
Bed Bath & Beyond	5,080	298,196
Belo, Cl A (A)	49,800	421,806
Big 5 Sporting Goods (A)	18,955	262,906
Brown Shoe Company (A)	16,600	286,184
Capella Education	1,360	37,155
CBS, Cl B (A)	3,830	159,787
Citi Trends * (A)	7,313	94,630
Coldwater Creek *	19,157	72,605
Culp (A)	11,400	199,500
Drew Industries	13,900	509,018
Dunkin’ Brands Group	6,690	244,252
EW Scripps, Cl A *	42,400	465,976
G-III Apparel Group *	12,814	459,894
GNC Holdings, Cl A (A)	21,450	770,913
Groupon, Cl A *	24,720	135,960
Guess?	2,250	60,953
Hanesbrands	4,400	164,912
Home Depot (A)	5,660	378,767
HomeAway *	1,685	40,389
International Game Technology (A)	29,810	458,180
Kohl’s	4,480	207,379
Krispy Kreme Doughnuts	21,600	280,800
Lamar Advertising, Cl A (A)	10,490	447,294
Las Vegas Sands (A)	5,630	311,057
Lennar, Cl A	6,720	279,149
Libbey (A)	9,500	178,410
LIN TV, Cl A *	42,200	450,274
M/I Homes	1,370	37,319
McClatchy, Cl A *	46,454	135,646

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Consumer Discretionary (continued)
Movado Group (A)	14,920	$ 545,475
Office Depot (A)	73,398	317,813
OfficeMax (A)	7,900	85,162
Penn National Gaming (A)	6,640	323,102
Penske Automotive Group	5,260	173,159
Perry Ellis International	3,200	61,760
PulteGroup	3,830	79,434
Ralph Lauren, Cl A	1,560	259,709
Ruth’s Hospitality Group *	47,310	367,126
SHFL Entertainment *	9,050	133,940
Sinclair Broadcast Group, Cl A (A)	25,900	356,902
Skechers U.S.A., Cl A *	3,600	68,400
Sonic *	14,200	158,472
Standard Motor Products	2,700	62,667
Standard Pacific	33,660	279,378
Starbucks	2,920	163,870
Starwood Hotels & Resorts Worldwide (A)	3,690	226,603
Tempur-Pedic International	3,640	141,814
Time Warner	4,460	225,319
TRI Pointe Homes *	3,560	67,818
Vera Bradley	7,070	178,800

		12,952,081

Consumer Staples — 0.9%
B&G Foods	12,750	404,175
Central Garden and Pet Company, Cl A * (A)	20,596	198,134
Chiquita Brands International (A)	52,700	387,345
ConAgra Foods	3,030	99,051
Estee Lauder, Cl A	1,250	76,163
Hershey	2,030	161,283
Inter Parfums (A)	17,300	375,583
Mead Johnson Nutrition, Cl A	2,280	173,280
Medifast (A)	15,002	367,999
Nash Finch (A)	3,000	62,310
Pantry (A)	17,300	216,250
Procter & Gamble	6,140	461,482
SunOpta * (A)	20,800	148,928

		3,131,983

Energy — 1.8%
Alon USA Energy (A)	14,941	293,143
Anadarko Petroleum	3,630	290,473
Cabot Oil & Gas, Cl A	4,640	244,899
Cameron International	1,460	92,432
Cobalt International Energy *	9,930	240,405
Concho Resources	8,710	794,526
CVR Refining LP * (C)	5,270	149,879

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2013 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Energy (continued)
Delek US Holdings	3,570	$ 121,273
Energy XXI	4,000	125,280
EPL Oil & Gas * (A)	13,242	323,899
Gulfport Energy *	2,310	95,334
Hess	2,230	149,767
Kodiak Oil & Gas	21,200	195,040
Lehigh Gas Partners LP (C)	20,950	417,115
Marathon Oil	11,040	371,054
Marathon Petroleum	2,310	171,425
Matrix Service Company *	4,400	62,832
Nabors Industries	13,480	224,712
National Oilwell Varco	640	47,450
PBF Energy, Cl A *	13,390	447,226
Rentech	46,745	143,507
Schlumberger	1,800	140,490
SemGroup, Cl A	2,800	120,848
Stone Energy *	7,520	169,200
Vaalco Energy (A)	54,335	461,304

		5,893,513

Financials — 4.2%
Affiliated Managers Group	3,120	449,062
Allstate	3,600	158,040
Alterra Capital Holdings	11,280	343,702
American Campus Communities	4,900	228,193
American Capital Mortgage Investment	2,800	73,024
American Tower, Cl A	1,580	120,317
Ashford Hospitality Trust (A)	8,500	98,515
Axis Capital Holdings	5,490	210,102
Bank of the Ozarks	4,380	159,082
Banner (A)	15,500	468,100
Brookline Bancorp (A)	7,000	61,670
Brown & Brown	6,400	174,976
Camden Property Trust (A)	1,670	115,881
Cardinal Financial (A)	20,343	332,405
Chemical Financial (A)	2,600	63,206
Chubb	2,280	183,107
Citigroup (A)	9,820	414,011
CoBiz Financial (A)	8,300	67,728
Education Realty Trust (A)	19,860	213,495
Employers Holdings	23,100	492,261
FelCor Lodging Trust (A)	12,600	67,788
First Financial Holdings (A)	4,500	68,175
Forestar Group * (A)	10,217	194,430
Fortegra Financial (A)	15,640	143,419
Hanmi Financial (A)	17,300	284,585
Hanover Insurance Group	1,960	81,457

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Financials (continued)
Heritage Oaks Bancorp	10,380	$ 60,204
Hersha Hospitality Trust, Cl A	12,570	66,370
Home Loan Servicing Solutions (A)	3,200	69,568
Horace Mann Educators (A)	22,755	494,694
Host Hotels & Resorts	9,100	152,789
IntercontinentalExchange	1,480	205,350
Invesco	3,340	91,015
Investment Technology Group	6,700	67,804
iStar Financial *	6,260	60,659
MetLife	9,790	365,558
MetroCorp Bancshares *	9,979	100,588
Mortgage Investment Trust (A)	18,770	476,758
NorthStar Realty Finance (A)	61,500	479,700
Ocwen Financial * (A)	11,980	466,861
OmniAmerican Bancorp *	3,030	75,174
Parkway Properties (A)	31,200	494,208
PennyMac Mortgage Investment Trust	10,000	266,000
Pinnacle Financial Partners	8,916	191,426
Piper Jaffray	13,200	511,236
ProAssurance	5,000	225,200
Provident Financial Holdings	4,400	73,216
RAIT Financial Trust	9,600	66,144
Raymond James Financial	9,340	416,844
Resource Capital	74,900	465,878
Rockville Financial	18,500	238,280
Signature Bank	2,670	197,393
Simon Property Group (A)	1,160	185,809
State Auto Financial	5,200	79,144
Sterling Bancorp, Cl N	6,900	66,171
Stewart Information Services	20,750	551,120
Summit Hotel Properties	12,020	110,464
Texas Capital Bancshares *	3,830	158,562
Tower Group	14,300	275,990
United Community Banks	9,300	97,557
United Financial Bancorp	5,700	85,329
United Fire Group	5,500	127,545
Validus Holdings	3,770	137,266
Washington Trust Bancorp	11,088	292,280
Wilshire Bancorp	12,600	77,364

		13,890,249

Health Care — 3.0%
Abbott Laboratories	3,590	121,629
ACADIA Pharmaceuticals *	7,030	42,391
Addus HomeCare *	17,040	141,091
Affymax *	760	14,296

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2013 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Health Care (continued)
Agilent Technologies	2,560	$114,637
Air Methods	7,330	320,468
Albany Molecular Research *	12,485	74,535
Alexion Pharmaceuticals *	2,060	193,619
Align Technology	10,640	333,671
Allergan	1,770	185,868
Alnylam Pharmaceuticals *	2,110	50,914
Amedisys	5,600	62,272
Amgen	2,690	229,887
AMN Healthcare Services * (A)	10,100	122,715
Amsurg, Cl A (A)	4,900	152,929
Analogic	4,670	355,807
Ariad Pharmaceuticals *	4,060	80,713
ArthroCare (A)	8,740	318,398
Auxilium Pharmaceuticals	9,520	175,168
Baxter International	1,130	76,659
BioMarin Pharmaceutical	1,490	81,786
Bio-Rad Laboratories, Cl A *	250	28,448
BioScrip * (A)	5,900	66,257
Cambrex (A)	5,900	69,325
Cantel Medical (A)	9,500	298,395
Catamaran	8,300	430,687
Cepheid	1,640	59,401
Cooper Companies	1,380	139,863
Cubist Pharmaceuticals	1,070	46,053
Cyberonics *	1,330	57,669
Cynosure, Cl A (A)	13,050	348,435
Emeritus	3,560	96,405
Express Scripts (A)	3,570	190,710
Five Star Quality Care * (A)	31,000	175,460
Gentiva Health Services	31,700	314,147
Gilead Sciences	5,020	198,039
Health Net	4,410	119,952
Illumina *	910	46,073
Incyte	3,200	58,816
InterMune	8,500	83,725
Invacare (A)	12,800	201,344
Keryx Biopharmaceuticals *	3,750	34,050
McKesson	1,110	116,805
Medivation *	6,190	336,488
Momenta Pharmaceuticals *	3,930	49,557
Mylan *	2,080	58,802
Neurocrine Biosciences *	3,090	27,995
NuVasive *	3,700	63,751
Optimer Pharmaceuticals	2,650	24,592
Orthofix International (A)	1,400	53,410
Pfizer (A)	21,760	593,613

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Health Care (continued)
PharMerica	32,300	$467,704
Providence Service *	13,032	241,483
Sangamo Biosciences	6,900	66,033
Sarepta Therapeutics *	800	21,640
Sirona Dental Systems	920	61,152
SurModics *	20,100	484,611
Symmetry Medical *	22,900	245,259
Synageva BioPharma	830	38,396
Teleflex (A)	4,680	351,000
United Therapeutics	1,240	66,824
Universal Health Services, Cl B (A)	2,810	159,158
VCA Antech *	1,120	24,192
ViroPharma	4,670	124,502
Zoetis, Cl A *	8,510	221,260

		10,210,934

Industrials — 2.4%
AAR (A)	15,500	292,175
Altra Holdings	8,600	205,970
American Railcar Industries (A)	2,600	102,284
American Woodmark * (A)	2,367	65,826
AMETEK	3,950	161,911
Apogee Enterprises (A)	17,719	433,229
B/E Aerospace	1,170	60,243
CAI International *	12,960	325,037
Caterpillar	1,020	100,358
CIRCOR International (A)	3,300	136,950
Clean Harbors *	870	48,363
CSX	3,580	78,867
Cummins	1,380	158,465
Delta Air Lines (A)	8,340	115,842
Ducommun * (A)	14,500	232,435
Dycom Industries (A)	21,883	459,105
Equifax (A)	4,220	247,714
Federal Signal (A)	61,790	496,792
Fortune Brands Home & Security	5,040	165,010
GP Strategies * (A)	3,300	70,620
Griffon (A)	6,100	71,980
Honeywell International (A)	4,350	296,844
Huron Consulting Group (A)	5,680	193,688
Iron Mountain (A)	12,760	436,520
Kforce	5,700	78,432
Kimball International, Cl B (A)	11,900	128,520
Korn (A)	14,700	252,546
LB Foster, Cl A (A)	1,800	77,958
Lydall (A)	4,600	70,288
Meritor * (A)	15,100	68,856

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2013 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Industrials (continued)
MSC Industrial Direct Company, Cl A	1,000	$79,120
Mueller Water Products, Cl A (A)	40,400	238,764
MYR Group * (A)	6,900	154,905
Navistar International * (A)	8,840	230,636
Parker Hannifin	650	60,430
Pike Electric	7,035	73,164
Republic Airways Holdings	36,920	309,759
Saia (A)	3,300	85,602
SkyWest	5,000	63,200
Standex International	1,300	73,645
Taser International	36,829	308,259
Textron	13,500	388,260
Trex Company	2,380	100,555
US Ecology (A)	4,500	106,920
Verisk Analytics, Cl A	1,430	78,879
Viad	4,800	134,016
Wabash National	19,400	200,790

		8,319,732

Information Technology — 3.0%
Akamai Technologies *	2,080	84,677
Apple	1,190	541,819
Applied Micro Circuits *	9,500	81,415
Aruba Networks	2,590	59,673
Aviat Networks * (A)	68,517	256,939
Avid Technology * (A)	8,500	62,900
Black Box (A)	7,400	173,382
Broadcom, Cl A	2,330	75,609
Cardtronics	13,270	343,560
Cavium	2,250	75,240
Checkpoint Systems *	9,000	108,540
Cognex	1,490	59,093
Cognizant Technology Solutions, Cl A *	2,520	197,014
Cray	3,600	66,852
Daktronics (A)	23,700	281,082
Dell	7,580	100,359
Digimarc	8,980	192,262
eBay * (A)	9,840	550,351
EMC *	8,170	201,064
Exar * (A)	12,200	127,978
Facebook, Cl A * (A)	10,450	323,636
Fidelity National Information Services	12,090	448,660
Fusion-io	5,120	89,497
Google, Cl A *	130	98,240
GSI Technology *	10,500	69,825

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Information Technology (continued)
Infinera *	10,520	$75,007
Insight Enterprises * (A)	9,800	192,080
IntraLinks Holdings (A)	10,800	69,876
IPG Photonics	1,140	74,647
Juniper Networks	3,370	75,421
Kulicke & Soffa Industries (A)	26,300	297,716
Lionbridge Technologies * (A)	16,700	66,633
Magnachip Semiconductor *	30,725	492,214
Manhattan Associates	4,020	275,410
Maxim Integrated Products	4,370	137,437
Netscout Systems * (A)	9,000	234,270
Oracle	2,840	100,849
OSI Systems	5,210	283,737
QUALCOMM (A)	3,030	200,071
Sanmina * (A)	29,800	283,696
Seachange International *	9,900	110,385
ServiceNow *	1,320	36,590
Stamps.com *	1,750	47,233
SunPower, Cl A (A)	22,700	176,833
Synchronoss Technologies *	7,010	166,908
TIBCO Software	10,060	235,806
Tyler Technologies	3,880	209,714
United Online	45,400	301,456
Visa, Cl A (A)	5,310	838,502
Zynga, Cl A *	83,580	226,502

		9,878,660

Materials — 1.8%
A Schulman	15,671	503,823
Ashland	1,540	120,905
Axiall	3,745	210,373
CF Industries Holdings (A)	5,910	1,354,395
Cliffs Natural Resources	4,030	150,359
Crown Holdings	5,780	218,831
Eagle Materials	6,150	398,336
Eastman Chemical	3,200	227,680
FutureFuel (A)	5,700	72,675
Haynes International	830	42,430
Headwaters *	38,700	362,232
Koppers Holdings (A)	5,100	206,856
Landec * (A)	11,500	135,700
Metals USA Holdings	2,680	48,187
Molycorp *	4,200	30,996
Monsanto	2,420	245,267
Neenah Paper (A)	2,100	64,974
OMNOVA Solutions * (A)	7,500	61,350
PetroLogistics LP	27,790	429,911
Quaker Chemical (A)	2,100	120,057

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2013 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Materials (continued)
Rentech Nitrogen Partners LP (A)	9,420	$454,798
SunCoke Energy Partners LP *	7,160	142,269
Thompson Creek Metals *	13,990	56,939
Westlake Chemical	7,430	682,520

		6,341,863

Telecommunication Services — 0.0%
Vonage Holdings	33,500	87,435

Utilities — 0.0%
Chesapeake Utilities (A)	1,500	71,190

		70,777,640

Total Common Stock (Cost $70,395,401)		77,435,029

SHORT-TERM INVESTMENT — 3.6%
SEI Daily Income Trust
Government Fund, Cl A, 0.020% (B) (Cost $12,193,038)	12,193,038	12,193,038

Total Investments— 98.5% (Cost $318,872,594) †		$330,437,916

SCHEDULE OF SECURITIES SOLD SHORT

COMMON STOCK — (17.3)%
BRAZIL — (0.1)%
Banco Bradesco ADR	(9,080)	$(166,890)
Gol Linhas Aereas Inteligentes ADR *	(11,500)	(83,720)

		(250,610)

CANADA — (0.2)%
Barrick Gold	(5,650)	(180,348)
Canadian Natural Resources	(3,220)	(97,309)
Encana	(9,740)	(188,566)
Research In Motion	(4,960)	(64,381)
Tim Hortons	(2,400)	(120,360)

		(650,964)

CHILE — (0.1)%
Banco Santander ADR	(5,119)	(154,594)

CHINA — (0.1)%
Baidu ADR *	(1,470)	(159,201)
Guangshen Railway ADR	(15,300)	(326,655)

		(485,856)

COMMON STOCK — continued
	Shares	Value
COLOMBIA — (0.1)%
Ecopetrol ADR	(4,560)	$(288,648)

GERMANY — (0.1)%
Daimler	(1,336)	(77,776)
Muenchener Rueckversicherungs	(870)	(159,886)
SGL Carbon	(1,400)	(59,793)
ThyssenKrupp	(3,560)	(86,475)

		(383,930)

HONG KONG — (0.0)%
Galaxy Entertainment Group *	(11,718)	(52,808)
Wynn Macau *	(28,295)	(79,353)

		(132,161)

INDIA — (0.1)%
Infosys ADR	(4,870)	(256,746)

IRELAND — (0.0)%
Alkermes PLC	(1,790)	(41,260)
Seagate Technology	(1,400)	(47,572)

		(88,832)

ISRAEL — (0.1)%
Allot Communications *	(4,900)	(67,571)
Check Point Software Technologies	(1,200)	(60,000)
Protalix BioTherapeutics *	(10,800)	(55,188)

		(182,759)

ITALY — (0.0)%
Tod’s	(580)	(79,225)

JAPAN — (0.0)%
Eisai	(1,790)	(78,298)

LUXEMBOURG — (0.1)%
Tenaris ADR	(5,620)	(236,433)

MEXICO — (0.1)%
Grupo Financiero Banorte, Cl O	(38,680)	(266,221)

NETHERLANDS — (0.0)%
Core Laboratories	(500)	(63,820)

PERU — (0.0)%
Cia de Minas Buenaventura ADR	(2,770)	(81,964)

SWEDEN — (0.1)%
Autoliv	(5,040)	(331,632)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2013 (unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — (0.0)%
Novartis ADR	(2,230)	$(151,239)

UNITED KINGDOM — (0.3)%
Amarin PLC ADR	(3,900)	(33,228)
Anglo American PLC	(5,543)	(165,845)
Aon PLC	(2,990)	(172,643)
ARM Holdings PLC ADR	(8,630)	(354,348)
Marks & Spencer Group	(19,094)	(114,984)
Smith & Nephew PLC ADR	(670)	(38,625)

		(879,673)

UNITED STATES — (15.8)%

Consumer Discretionary — (2.8)%
American Public Education *	(12,342)	(475,537)
Ascena Retail Group	(2,340)	(39,663)
bebe stores	(77,332)	(323,248)
Black Diamond *	(7,700)	(58,905)
Bravo Brio Restaurant Group	(3,600)	(53,640)
Buckle	(2,340)	(109,465)
Cabela’s	(4,990)	(257,584)
CafePress *	(16,416)	(103,749)
Cheesecake Factory	(2,870)	(95,170)
Columbia Sportswear	(1,100)	(56,199)
Dillard’s, Cl A	(810)	(68,372)
Ethan Allen Interiors	(10,500)	(303,555)
Finish Line, Cl A	(27,400)	(510,736)
Fisher Communications	(2,400)	(85,152)
Fuel Systems Solutions *	(5,700)	(83,676)
Gap	(5,800)	(189,544)
General Motors	(4,820)	(135,394)
Genuine Parts	(1,370)	(93,201)
G-III Apparel Group *	(1,730)	(62,090)
iRobot	(15,500)	(354,640)
K12 *	(14,268)	(263,388)
LKQ *	(10,190)	(228,154)
Lowe’s	(2,100)	(80,199)
Lumber Liquidators Holdings *	(1,560)	(92,321)
M/I Homes	(5,900)	(160,716)
Mattel	(3,130)	(117,782)
Matthews International, Cl A	(14,700)	(481,572)
Mattress Firm Holding *	(7,500)	(210,300)
MDC Holdings	(2,050)	(80,606)
MGM Resorts International	(9,760)	(124,635)
Netflix	(2,715)	(448,627)
Nordstrom	(1,420)	(78,427)
Nutrisystem	(26,700)	(241,101)
NVR	(130)	(133,856)
Omnicom Group	(1,600)	(86,848)
Panera Bread, Cl A	(920)	(147,025)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Consumer Discretionary (continued)
Pep Boys	(6,200)	$(69,006)
PetSmart	(1,320)	(86,341)
Pinnacle Entertainment *	(4,040)	(62,822)
priceline.com *	(205)	(140,521)
Ross Stores	(2,150)	(128,355)
Scripps Networks Interactive, Cl A	(1,000)	(61,770)
Shutterfly	(15,191)	(502,518)
Starz - Liberty Capital *	(7,390)	(117,797)
Steiner Leisure	(1,300)	(58,565)
Stewart Enterprises, Cl A	(11,200)	(92,400)
Target	(8,250)	(498,382)
Tilly’s, Cl A *	(27,400)	(406,068)
Universal Technical Institute	(4,900)	(55,370)
Winnebago Industries	(4,590)	(85,925)
Wolverine World Wide	(4,300)	(184,900)
Zumiez	(20,200)	(426,220)

		(9,412,037)

Consumer Staples — (0.7)%
Boston Beer Company, Cl A	(1,200)	(168,408)
Boulder Brands *	(20,000)	(268,600)
Brown-Forman, Cl B	(1,930)	(124,871)
Campbell Soup	(7,450)	(273,489)
Chefs’ Warehouse *	(6,500)	(107,835)
CVS Caremark	(5,300)	(271,360)
General Mills	(5,120)	(214,733)
JM Smucker	(1,130)	(100,152)
Rite Aid *	(24,520)	(39,232)
Spartan Stores	(4,600)	(74,704)
Susser Holdings	(3,900)	(163,254)
Sysco	(6,060)	(192,526)
Tootsie Roll Industries	(3,500)	(94,850)

		(2,094,014)

Energy — (2.0)%
Apache	(1,880)	(157,469)
Approach Resources	(13,897)	(369,521)
Basic Energy Services *	(6,800)	(87,924)
Berry Petroleum, Cl A	(5,270)	(194,041)
Bill Barrett	(27,743)	(443,056)
Chesapeake Energy	(5,220)	(105,340)
Chevron	(2,670)	(307,451)
Cimarex Energy	(2,820)	(180,085)
Clayton Williams Energy	(1,200)	(47,820)
Cloud Peak Energy	(5,120)	(89,651)
Comstock Resources *	(33,000)	(481,470)
ConocoPhillips	(6,100)	(353,800)
Continental Resources	(1,940)	(161,253)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2013 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Energy (continued)
Diamond Offshore Drilling	(3,040)	$(228,274)
Exxon Mobil	(1,750)	(157,448)
Forest Oil *	(15,500)	(107,880)
Harvest Natural Resources *	(17,600)	(163,328)
HollyFrontier	(3,470)	(181,203)
Matador Resources Company	(7,600)	(60,040)
Oasis Petroleum	(12,700)	(455,676)
Patterson-UTI Energy	(11,410)	(232,079)
Resolute Energy *	(54,300)	(462,093)
Rex Energy *	(17,300)	(227,149)
Sanchez Energy *	(8,600)	(171,828)
Southwestern Energy	(4,770)	(163,611)
Swift Energy	(3,900)	(58,773)
Triangle Petroleum *	(51,874)	(326,288)
Ultra Petroleum	(16,120)	(293,706)
W&T Offshore	(4,550)	(80,080)
Whiting Petroleum	(3,330)	(158,441)

		(6,506,778)

Financials — (2.5)%
American Equity Investment Life Holding	(36,600)	(493,368)
Ameriprise Financial	(2,130)	(141,262)
Assurant	(3,850)	(147,224)
Astoria Financial	(38,600)	(375,964)
BancorpSouth	(10,940)	(158,630)
BlackRock, Cl A	(335)	(79,154)
Capital One Financial	(1,270)	(71,526)
Charles Schwab	(7,110)	(117,528)
Cincinnati Financial	(7,560)	(320,846)
City Holding	(1,800)	(68,022)
City National	(5,180)	(274,333)
CME Group, Cl A	(1,380)	(79,819)
DuPont Fabros Technology	(12,100)	(286,044)
Eaton Vance	(1,880)	(68,056)
Equity Residential	(2,690)	(148,999)
Financial Engines *	(15,000)	(498,900)
First Commonwealth Financial	(19,000)	(134,330)
First Potomac Realty Trust	(8,261)	(113,176)
FXCM, Cl A	(10,300)	(123,497)
Getty Realty	(16,500)	(311,520)
Gladstone Commercial	(16,500)	(305,415)
Golub Capital LLC	(8,800)	(141,680)
Greenhill	(1,500)	(88,350)
HFF, Cl A	(27,000)	(470,880)
International. FCStone *	(3,200)	(56,064)
Janus Capital Group	(10,100)	(93,930)
Jones Lang LaSalle	(3,770)	(347,368)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Financials (continued)
LaSalle Hotel Properties	(6,270)	$(171,171)
Manning & Napier, Cl A	(7,100)	(100,110)
MarketAxess Holdings	(3,290)	(124,395)
Montpelier Re Holdings	(1,940)	(47,297)
MSCI, Cl A *	(6,200)	(209,188)
Nationstar Mortgage Holdings *	(3,500)	(126,315)
Netspend Holdings	(36,800)	(398,912)
Progressive	(6,130)	(137,864)
Retail Opportunity Investments	(37,500)	(489,375)
Rouse Properties	(5,900)	(107,734)
Simplicity Bancorp	(22,695)	(327,262)
State Bank Financial	(12,800)	(204,288)
State Street	(1,960)	(109,074)
T Rowe Price Group	(4,460)	(318,667)
Tanger Factory Outlet Centers	(4,590)	(162,578)
WisdomTree Investments	(19,193)	(166,019)
Zions Bancorporation	(9,500)	(221,540)

		(8,937,674)

Health Care — (2.2)%
ABIOMED *	(5,100)	(71,145)
Accuray *	(11,300)	(57,743)
Achillion Pharmaceuticals	(14,800)	(132,904)
Actavis *	(670)	(57,881)
Aegerion Pharmaceuticals	(4,800)	(135,888)
Affymax *	(7,400)	(139,194)
Amedisys	(1,620)	(18,014)
AngioDynamics *	(6,800)	(82,960)
Arena Pharmaceuticals *	(17,520)	(147,869)
athenahealth	(460)	(39,776)
Becton Dickinson & Company	(1,460)	(122,698)
Bio-Reference Labs	(2,600)	(72,202)
Boston Scientific *	(6,500)	(48,555)
Cardinal Health	(2,710)	(118,725)
Celgene *	(2,340)	(231,566)
Chemed	(430)	(32,487)
Conceptus	(3,100)	(64,046)
CR Bard	(1,720)	(175,561)
DENTSPLY International	(6,690)	(279,374)
DexCom	(32,800)	(499,544)
Discovery Laboratories *	(18,200)	(40,950)
Dynavax Technologies	(21,400)	(66,126)
Eli Lilly	(1,190)	(63,891)
Endologix	(9,200)	(141,036)
Exact Sciences	(12,600)	(138,852)
Fluidigm	(12,800)	(211,200)
Gentiva Health Services	(1,430)	(14,171)
Greenway Medical Technologies	(10,730)	(159,877)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2013 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Health Care (continued)
Halozyme Therapeutics	(10,600)	$(70,914)
HeartWare International *	(2,721)	(245,924)
Henry Schein	(2,860)	(246,932)
Hologic	(1,510)	(35,998)
Idenix Pharmaceuticals *	(17,100)	(81,225)
Immunogen	(2,020)	(28,926)
Immunomedics *	(18,100)	(52,309)
Impax Laboratories *	(2,400)	(48,336)
Infinity Pharmaceuticals	(1,170)	(40,307)
Insulet	(6,770)	(156,184)
Johnson & Johnson	(2,190)	(161,885)
Kindred Healthcare *	(2,690)	(28,998)
Merge Healthcare *	(20,944)	(56,339)
Myriad Genetics *	(2,860)	(77,392)
Neogen	(1,160)	(53,928)
Neurocrine Biosciences *	(11,000)	(99,660)
NPS Pharmaceuticals	(3,330)	(29,437)
NxStage Medical *	(24,600)	(287,820)
Obagi Medical Products *	(10,200)	(146,574)
OraSure Technologies *	(63,700)	(449,085)
Pacira Pharmaceuticals *	(8,100)	(156,978)
Patterson	(4,660)	(168,366)
Quality Systems	(8,020)	(146,285)
Select Medical Holdings	(2,940)	(28,636)
St. Jude Medical	(570)	(23,199)
Staar Surgical *	(26,412)	(149,492)
Stryker	(970)	(60,771)
Threshold Pharmaceuticals *	(16,600)	(76,692)
Trius Therapeutics	(10,600)	(54,696)
UnitedHealth Group	(3,710)	(204,829)
Varian Medical Systems	(3,760)	(265,644)
Vivus	(2,500)	(30,275)
Vocera Communications	(2,930)	(76,942)

		(7,205,213)

Industrials — (1.6)%
Aerovironment	(10,300)	(222,995)
Aircastle	(36,000)	(496,800)
Allegiant Travel, Cl A	(810)	(60,321)
Ameresco, Cl A *	(20,600)	(202,704)
Astec Industries	(2,000)	(70,640)
Cintas	(2,410)	(101,847)
Costamare	(30,900)	(486,675)
Dover	(2,320)	(160,498)
Echo Global Logistics	(3,300)	(61,281)
Fastenal	(1,620)	(80,481)
Flowserve	(3,140)	(492,258)
GenCorp	(37,500)	(402,375)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Industrials (continued)
Global Power Equipment Group	(4,000)	$(65,640)
Gorman-Rupp	(4,800)	(145,872)
H&E Equipment Services	(4,100)	(79,048)
InnerWorkings *	(20,000)	(278,200)
Kaydon	(9,777)	(242,470)
McGrath RentCorp	(16,300)	(487,207)
Northrop Grumman	(1,440)	(93,657)
PACCAR	(2,090)	(98,355)
RPX	(7,800)	(81,354)
Rush Enterprises, Cl A	(3,500)	(82,810)
Southwest Airlines	(10,150)	(113,781)
Stanley Black & Decker	(2,050)	(157,501)
Stericycle *	(1,020)	(96,237)
Thermon Group Holdings *	(2,900)	(70,180)
Titan Machinery *	(4,226)	(122,174)
TransDigm Group	(720)	(97,517)
United Continental Holdings	(2,350)	(56,753)
WABCO Holdings	(2,970)	(186,100)

		(5,393,731)

Information Technology — (2.5)%
Active Network	(23,400)	(129,402)
Advent Software *	(3,450)	(85,043)
Bazaarvoice *	(16,900)	(130,637)
Cabot Microelectronics	(13,588)	(502,212)
Callidus Software *	(32,545)	(136,038)
Ceva *	(12,100)	(183,678)
Constant Contact	(26,700)	(402,102)
CoStar Group	(680)	(63,770)
Dice Holdings	(17,000)	(159,970)
Diodes	(14,200)	(270,084)
DTS	(3,200)	(61,120)
Entropic Communications *	(12,000)	(62,880)
FactSet Research Systems	(1,520)	(140,631)
FARO Technologies *	(12,200)	(405,162)
Fiserv	(5,770)	(463,389)
Imperva *	(6,100)	(209,230)
Infinera *	(23,334)	(166,371)
Interactive Intelligence Group *	(1,800)	(72,396)
International Business Machines	(610)	(123,873)
Jack Henry & Associates	(2,900)	(120,292)
Jive Software *	(30,267)	(463,993)
Keynote Systems	(4,600)	(71,760)
Lender Processing Services	(4,300)	(103,372)
LivePerson	(11,788)	(157,606)
LogMein *	(19,900)	(451,730)
Mastercard, Cl A	(670)	(347,328)
Maxwell Technologies *	(23,548)	(227,709)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2013 (unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Information Technology (continued)
Mercury Systems *	(19,430)	$ (142,810)
Micrel	(5,900)	(61,419)
Microsoft	(3,620)	(99,441)
Monolithic Power Systems	(13,300)	(309,890)
OpenTable *	(1,850)	(97,476)
Paychex	(7,350)	(239,830)
Pegasystems	(2,800)	(67,340)
PROS Holdings *	(3,400)	(75,004)
QuinStreet *	(11,200)	(63,168)
Rackspace Hosting	(630)	(47,471)
RealNetworks	(9,100)	(69,706)
Responsys	(9,700)	(74,011)
Richardson Electronics	(4,900)	(59,388)
Rofin-Sinar Technologies *	(5,400)	(138,402)
Saba Software	(15,574)	(144,215)
Stamps.com *	(7,400)	(199,726)
STEC *	(7,900)	(39,974)
Super Micro Computer *	(19,600)	(242,648)
Synchronoss Technologies *	(4,800)	(114,288)
Tech Data	(1,550)	(78,911)
Teradata	(1,180)	(78,659)
Tessera Technologies	(10,404)	(182,590)
Texas Instruments	(4,770)	(157,792)
Universal Display	(2,327)	(64,737)
VeriSign	(1,380)	(59,906)
Volterra Semiconductor	(4,700)	(77,268)

		(8,697,848)

Materials — (1.1)%
Alcoa	(14,730)	(130,213)
Allegheny Technologies	(2,610)	(82,606)
Ball	(5,540)	(246,641)
Calgon Carbon	(14,700)	(235,788)
Compass Minerals International	(4,180)	(301,169)
EI du Pont de Nemours	(5,960)	(282,802)
Globe Specialty Metals	(1,610)	(24,408)
Horsehead Holding	(14,200)	(141,432)
Huntsman	(4,670)	(82,332)
Materion	(4,000)	(107,600)
Mosaic	(3,700)	(226,625)
Newmont Mining	(8,610)	(369,886)
Noranda Aluminum Holding	(62,400)	(367,536)
Praxair	(700)	(77,259)
Schnitzer Steel Industries, Cl A	(2,580)	(75,026)
Scotts Miracle-Gro, Cl A	(4,320)	(188,870)
Sherwin-Williams	(1,750)	(283,745)
Sigma-Aldrich	(1,390)	(107,489)
Southern Copper	(1,900)	(74,841)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Materials (continued)
Zoltek *	(19,600)	$ (159,740)

		(3,566,008)

Telecommunication Services — (0.4)%
Consolidated Communications Holdings	(27,000)	(464,670)
Iridium Communications	(68,700)	(480,900)
Leap Wireless International	(23,800)	(137,564)
NTELOS Holdings	(8,100)	(104,733)

		(1,187,867)

		(53,001,170)

Total Common Stock (Proceeds $55,419,241)		(58,044,775)

REGISTERED INVESTMENT COMPANIES — (1.9)%
EXCHANGE TRADED COMMODITIES — (0.1)%
ETFS Physical Palladium Shares	(2,590)	(189,018)
ETFS Platinum Trust Fund	(1,120)	(184,464)

		(373,482)

EXCHANGE TRADED FUNDS — (1.8)%
CurrencyShares Japanese Yen Trust	(840)	(90,031)
Health Care Select Sector SPDR Fund	(9,580)	(411,078)
iShares Core S&P 500 Fund	(2,140)	(321,985)
iShares NASDAQ BioTech Index Fund	(1,590)	(231,472)
iShares Russell 2000 Growth Index Fund	(7,920)	(804,989)
iShares Russell 2000 Index Fund	(10,960)	(982,235)
Market Vectors Biotech Fund	(3,800)	(219,184)
Market Vectors Oil Services Fund	(7,600)	(331,360)
Market Vectors Pharmaceutical Fund	(3,720)	(158,323)
Powershares QQQ Trust Series 1	(3,630)	(242,811)
SPDR S&P 500 Trust	(7,220)	(1,080,834)
SPDR S&P Retail Fund	(6,260)	(419,921)
Vanguard Small Cap Fund	(2,810)	(241,772)
Vanguard Small Cap Growth Fund	(4,250)	(401,455)

		(5,937,450)

Total Registered Investment Companies (Proceeds $6,018,794)		(6,310,932)

Securities Sold Short — (19.2)% (Proceeds $61,438,035) ‡		$ (64,355,707)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2013 (unaudited)

PURCHASED OPTIONS — 0.0%
	Contracts	Value
Biogen Idec, Expires 2/16/2013, Strike Price $155	$ 5	$ 1,750
Market Vectors Gold, Expires 3/16/2013, Strike Price $49	156	1,560
Sandridge Energy, Expires 3/16/2013, Strike Price $8	518	7,252
SPDR Gold Trust, Expires 3/16/2013, Strike Price $165	107	12,519
SPDR S&P 500 ETF Trust, Expires 3/16/2013, Strike Price $143	91	9,009

Total Purchased Options — 0.0% (Cost $55,262)		$ 32,090

Percentages are based on net assets of $335,366,489.

*	Non-income producing security.
(A)	All or a portion of this security has been committed as collateral for open short positions.
(B)	The rate reported is the 7-day effective yield as of January 31, 2013.
(C)	Security considered to be a Master Limited Partnership. At January 31, 2013, these securities amounted to $566,994 or 0.17% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

The following is a list of the inputs used as of January 31, 2013, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment
Companies	$240,809,849	$-	$-	$240,809,849
Common Stock	77,435,029	-	-	77,435,029
Short-Term Investment	12,193,038	-	-	12,193,038

Total Investments in Securities	$330,437,916	$-	$-	$330,437,916

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(58,044,775)	$-	$-	$(58,044,775)
Registered Investment
Companies	(6,310,932)	-	-	(6,310,932)

Total Securities Sold Short	$(64,355,707)	$-	$-	$(64,355,707)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$32,090	$-	$-	$32,090

Total Other Financial Instruments	$32,090	$-	$-	$32,090

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 securities.

† At January 31, 2013, the tax basis cost of the Fund’s investments was $318,872,594, and the unrealized appreciation and depreciation were $12,297,286 and $(731,964), respectively.

‡ At January 31, 2013, the tax basis proceeds of the Fund’s securities sold short was $61,438,035, and the unrealized appreciation and depreciation were $1,219,795 and $(4,137,467), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
January 31, 2013 (unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANY — 32.3%
	Shares	Value
OPEN-END FUND — 32.3%
PIMCO Commodity Real Return Strategy Fund, Cl I (Cost $43,835,262)	6,240,762	$ 42,499,590

COMMON STOCK — 31.5%

ENERGY — 29.6%
Access Midstream Partners LP (A)	34,800	1,269,504
Alliance Holdings LP (A)	17,200	867,052
Buckeye Partners LP (A)	9,200	484,288
Capital Product Partners LP	40,000	329,600
Crosstex Energy LP (A)	19,700	325,247
DCP Midstream Partners LP (A)	33,400	1,506,674
Enbridge	13,400	586,116
Enbridge Energy Management LLC *	35,000	1,066,800
Energy Transfer Equity LP (A)	38,800	1,961,728
Enterprise Products Partners LP (A)	56,000	3,173,520
Golar LNG Partners LP	14,500	427,750
Inergy LP (A)	68,400	1,370,736
Kinder Morgan	77,100	2,888,166
Kinder Morgan Escrow *	9,185	—
Kinder Morgan Management LLC *	41,350	3,410,131
MarkWest Energy Partners LP (A)	52,500	2,899,050
NuStar Energy LP (A)	8,500	434,350
ONEOK Partners LP (A)	38,700	2,306,520
Plains All American Pipeline LP (A)	50,000	2,635,000
PVR Partners LP (A)	60,000	1,603,800
Regency Energy Partners LP (A)	50,000	1,236,000
Spectra Energy	22,500	625,050
Targa Resources Partners LP (A)	10,000	401,600
Tesoro Logistics LP (A)	6,700	294,800
Western Gas Partners LP (A)	35,000	1,839,950
Williams Companies	64,800	2,271,240
Williams Partners LP (A)	54,900	2,785,626

		39,000,298

UTILITIES — 1.9%
ONEOK	52,500	2,468,025

Total Common Stock (Cost $38,579,494)		41,468,323

U.S. TREASURY OBLIGATIONS — 28.1%
	Face Amount (1)		Value
U.S. Treasury Bonds
2.750%, 08/15/42		$165,000	$ 151,955
2.750%, 11/15/42		145,000	133,309
1.625%, 11/15/22		355,000	343,684

			628,948

U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29		1,302,400	2,120,979
3.625%, 04/15/28		932,327	1,456,761
3.375%, 04/15/32		136,187	219,878
2.500%, 07/15/16		1,048,782	1,213,719
2.500%, 01/15/29		911,447	1,279,870
2.375%, 01/15/25		2,283,925	3,050,467
2.375%, 01/15/27		776,288	1,054,053
2.125%, 01/15/19		182,289	221,695
2.125%, 02/15/40		649,742	926,694
2.125%, 02/15/41		888,332	1,276,213
2.000%, 01/15/14		1,389,245	1,439,389
2.000%, 07/15/14		787,771	835,714
2.000%, 01/15/16		324,783	362,742
2.000%, 01/15/26		458,176	593,231
1.875%, 07/15/13		676,885	691,586
1.875%, 07/15/15		828,520	910,466
1.875%, 07/15/19		59,303	72,266
1.750%, 01/15/28		1,137,393	1,448,754
1.625%, 01/15/15		325,536	348,324
1.375%, 01/15/20		665,388	787,860
1.250%, 04/15/14		1,207,491	1,250,980
1.125%, 01/15/21		557,788	652,786
0.750%, 02/15/42		1,293,940	1,370,868
0.625%, 07/15/21		342,189	387,770
0.500%, 04/15/15		2,299,966	2,419,277
0.125%, 04/15/16		4,323,235	4,587,696
0.125%, 04/15/17		364,900	392,752
0.125%, 01/15/22		1,510,497	1,632,635
0.125%, 07/15/22		700,784	757,121
0.125%, 01/15/23		2,164,358	2,319,752

			36,082,298

U.S. Treasury Notes
0.875%, 04/30/17		260,000	261,869

Total U.S. Treasury Obligations (Cost $36,975,689)			36,973,115

SOVEREIGN DEBT — 1.6%
Buoni Poliennali Del Tesoro Index Linked Bond	EUR
2.150%, 09/15/14		60,000	101,400
2.100%, 09/15/16		500,000	737,222
Deutschland Index Linked Bond	EUR
1.500%, 04/15/16		750,000	1,261,596

Total Sovereign Debt (Cost $2,006,301)			2,100,218

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
January 31, 2013 (unaudited)

CORPORATE OBLIGATIONS — 0.4%
	Face Amount/ Shares/ Contracts/ Notional Amount	Value
ENERGY — 0.4%
CVR Refining LLC
6.500%, 11/01/22 (B)	$250,000	$251,875
QEP Resources
5.250%, 05/01/23	250,000	262,500

Total Corporate Obligations (Cost $500,000)		514,375

SHORT-TERM INVESTMENT — 6.3%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (C) (Cost $8,233,940)	8,233,940	8,233,940

Total Investments— 100.2% (Cost $130,130,686) †		131,789,561

PURCHASED OPTIONS — 0.0%
30 Year U.S. Treasury Bond Future, Expires 02/22/2013, Strike Price $151.00	9	141
Goldman Sachs 3-Month LIBOR, Expires 01/29/2016, Exercise Rate 3.25%	700,000	31,080

Total Purchased Options — 0.0% (Cost $43,895)		31,221

WRITTEN OPTIONS — 0.0%
30 Year U.S. Treasury Bond Future, Expires 02/22/2013, Strike Price $155.00	(9)	(141)
30 Year U.S. Treasury Bond Future, Expires 02/24/2013, Strike Price $131.00	(7)	(3,719)

Total Written Options — 0.0% (Proceeds $6,467)		$(3,860)

The open futures contracts held by the Fund at January 31, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Euro-Bund	(5)	Mar-2013	$16,859
U.S. 10-Year Treasury Note	37	Mar-2013	(22,451)
U.S. 2-Year Treasury Note	9	Mar-2013	(62)
U.S. 5-Year Treasury Note	18	Mar-2013	(9,837)
U.S. Long Treasury Bond	(9)	Mar-2013	43,649
U.S. Ultra Long Treasury Bond	(4)	Mar-2013	26,454

			$54,612

For the period ended January 31, 2013, the total amount of all open futures contracts, as presented in the preceding table, are representative of the volume of activity for this derivative type during the period.

The open futures contracts held by the Fund at January 31, 2013, were as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Euro-Bund	(5)	Mar-2013	$16,859
U.S. 10-Year Treasury Note	37	Mar-2013	(22,451)
U.S. 2-Year Treasury Note	9	Mar-2013	(62)
U.S. 5-Year Treasury Note	18	Mar-2013	(9,837)
U.S. Long Treasury Bond	(9)	Mar-2013	43,649
U.S. Ultra Long Treasury Bond	(4)	Mar-2013	26,454

			$54,612

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at January 31, 2013, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)
UBS	$(2,856,705)	$2,829,449	$(27,256)

For the period ended January 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

A list of outstanding swap agreements held by the Fund at January 31, 2013, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Goldman Sachs	3MLIBOR	2.89%	01/14/43	500,000	$(9,919)
Goldman Sachs	3MLIBOR	2.06%	02/04/23	300,000	-
Goldman Sachs	3MLIBOR	0.38%	01/14/15	3,300,000	(1,920)

					$(11,839)

For the period ended January 31, 2013, the total amount of all open interest rate swaps, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $131,495,556.

*	Non-income producing security.
(1)	In U.S. dollars unless otherwise indicated.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
January 31, 2013 (unaudited)

(A)	Security considered to be a Master Limited Partnership. At January 31, 2013, these securities amounted to $27,395,445 or 20.83% of Net Assets.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	The rate reported is the 7-day effective yield as of January 31, 2013.

Cl — Class

EUR    Euro

JPY    Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

USD — United States Dollar

The following is a list of the inputs used as of January 31, 2013, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Company	$42,499,590	$-	$-	$42,499,590
Common Stock	41,468,323	-	-	41,468,323
U.S. Treasury Obligations	-	36,973,115	-	36,973,115
Sovereign Debt	-	2,100,218	-	2,100,218
Corporate Obigations	-	514,375	-	514,375
Short-Term Investment	8,233,940	-	-	8,233,940

Total Investments in Securities	$92,201,853	$39,587,708	$-	$131,789,561

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(3,860)	$-	$-	$(3,860)
Purchased Options	31,221	-	-	31,221
Futures Contracts*	54,612	-	-	54,612
Forward Foreign Currency
Contracts*	-	(27,256)	-	(27,256)
Interest Rate Swaps*	-	(11,839)	-	(11,839)

Total Other Financial Instruments	$81,973	$(39,095)	$-	$42,878

Futures contracts, forward foreign currency contracts and interest rate swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 securities.

† At January 31, 2013, the tax basis cost of the Fund’s investments was $130,130,686, and the unrealized appreciation and depreciation were $3,198,217 and $(1,539,342), respectively.

Amounts designated as “—” are either $ 0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013